File Nos. 33-16693
                                                                       811-5295
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [  ]


      Post-Effective Amendment No. 24                                   [X]


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 24                                                  [X]
                       (Check appropriate box or boxes.)


                       DREYFUS CASH MANAGEMENT PLUS, INC.
               (Exact Name of Registrant as Specified in Charter)

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ----


       X   on June 1, 2003 pursuant to paragraph (b)
      ----


           60 days after filing pursuant to paragraph (a)(i)
      ----
           on   (date)   pursuant to paragraph (a)(i)
      ----
           75 days after filing pursuant to paragraph (a)(ii)
      ----
           on     (date)      pursuant to paragraph (a)(ii) of Rule 485
      ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----



Dreyfus

Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2003


ADMINISTRATIVE SHARES

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21


Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



(PAGE)

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations


REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds



(PAGE 1)

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*   interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.






(PAGE 2)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


                         5.45   5.40  5.02  6.31  4.04  1.62

93    94     95    96    97     98    99    00    01    02

BEST QUARTER:                    Q3 '00                          +1.64%

WORST QUARTER:                   Q4 '02                          +0.34%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.27%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                                                          Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------


               1.62%                                           4.46%                                      4.64%




Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Cash Management








(PAGE 3)

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*   interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.






(PAGE 4)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                         5.52 5.44  5.06 6.33  4.36  1.75

93    94    95    96    97    98    99   00    01    02

BEST QUARTER:                    Q3 '00                          +1.65%

WORST QUARTER:                   Q4 '02                          +0.37%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.29%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                    Since
                                                                    inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

               1.75%                                           4.54%                                             4.72%



Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Cash Management Plus








(PAGE 5)

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*   interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.





(PAGE 6)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                       5.42  5.30   4.85  6.10  4.05  1.72
93    94    95    96   97    98     99    00    01    02

BEST QUARTER:                    Q3 '00                          +1.60%

WORST QUARTER:                   Q4 '02                          +0.35%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.27%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                                                           Since
                                                                                                         inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

               1.72%                                           4.39%                                       4.58%




Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Government Cash Management








(PAGE 7)

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*   interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)





(PAGE 8)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 4.90   6.10  3.84  1.56
93   94   95    96    97    98   99    00     01    02

BEST QUARTER:                    Q3 '00                          +1.59%

WORST QUARTER:                   Q4 '02                          +0.33%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.26%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                Since
                                                              inception
         1 Year                                              (11/21/98)
--------------------------------------------------------------------------------

         1.56%                                                  4.29%



Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Government Prime Cash Management








(PAGE 9)

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.






(PAGE 10)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


                      5.30  5.17   4.73  5.96   3.86  1.55
93   94   95    96    97    98     99    00     01    02

BEST QUARTER:                    Q3 '00                          +1.57%

WORST QUARTER:                   Q4 '02                          +0.32%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.26%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                                                          Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------


               1.55%                                           4.24%                                      4.44%


Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Treasury Cash Management








(PAGE 11)

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.






(PAGE 12)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------



Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                      5.17   5.03  4.57  5.78   3.90  1.54
93   94   95    96    97    98     99    00     01    02

BEST QUARTER:                    Q3 '00                          +1.50%

WORST QUARTER:                   Q4 '02                          +0.33%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.25%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                    Since
                                                                    inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

               1.54%                                           4.16%                                             4.34%



Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Treasury Prime Cash Management








(PAGE 13)

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*   interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.






(PAGE 14)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                      3.38   3.18  2.97  3.86   2.55  1.22
93   94   95    96    97    98     99    00     01    02

BEST QUARTER:                    Q3 '00                          +1.00%

WORST QUARTER:                   Q1 '02                          +0.29%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.22%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                                                         Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

               1.22%                                           2.75%                                      2.87%



Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Tax Exempt Cash Management








(PAGE 15)

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*   interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.






(PAGE 16)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                      3.48  3.31  3.04 3.92   2.64  1.27
93   94   95    96    97    98   99    00     01    02
BEST QUARTER:                    Q4 '00                          +1.02%

WORST QUARTER:                   Q3 '02                          +0.30%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.22%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02

                                                                                                           Since
                                                                                                         inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

               1.27%                                           2.83%                                       2.95%




Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Municipal Cash Management Plus








(PAGE 17)

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*   interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.






(PAGE 18)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total returns for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)


                      3.35  3.13 2.89  3.79   2.46  1.18
93   94   95    96    97    98   99    00     01    02

BEST QUARTER:                    Q3 '00                          +0.98%

WORST QUARTER:                   Q1 '02                          +0.28%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.21%.
--------------------------------------------------------------------------------



Average annual total returns AS OF 12/31/02

                                                                                                          Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

               1.18%                                           2.69%                                       2.81%



Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus New York Municipal Cash Management








(PAGE 19)

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $171 billion in over 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




(PAGE 20)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Administrative shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                               YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                        2003       2002      2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .015       .036      .062       .050       .052

 Distributions:          Dividends from investment
                         income -- net                                         (.015)     (.036)    (.062)     (.050)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.56       3.67      6.35       5.08       5.34
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.55       3.54      6.14       5.02       5.22
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        669        506       126        173        195



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                   2003      2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .017       .037      .062       .050       .053

 Distributions:          Dividends from investment
                         income -- net                                         (.017)     (.037)    (.062)     (.050)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.68       3.81      6.39       5.12       5.39
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.68       3.44      6.23       4.99       5.26
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      2,030        932        39         30         31

Financial Highlights



(PAGE 21)

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                             2003      2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .036      .060       .048       .051

 Distributions:          Dividends from investment
                         income -- net                                         (.016)     (.036)    (.060)     (.048)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.65       3.71      6.17       4.89       5.24
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.64       3.45      5.98       4.78       5.12
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,138        623        70         19         52



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                       2003      2002       2001       2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .015       .034      .060       .048       .047

 Distributions:          Dividends from investment
                         income -- net                                         (.015)     (.034)    (.060)     (.048)     (.047)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.51       3.46      6.16       4.95     5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets                                                           1.50       3.29      5.89       4.88     5.10(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        216         86         6          1          2

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


(PAGE 22)


                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                               2003       2002      2001       2000      1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .015       .035      .059       .047       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.015)     (.035)    (.059)     (.047)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.49       3.52      6.02       4.78       5.10
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.47       3.32      5.83       4.66       4.99
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         23        127        22         23         17



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                         2003       2002      2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .015       .035      .057       .045       .049

 Distributions:          Dividends from investment
                         income -- net                                         (.015)     (.035)    (.057)     (.045)     (.049)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.48       3.57      5.84       4.62       4.97
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.46       3.30      5.64       4.51      4.86(
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        205         62        10         19         56

Financial Highlights

(PAGE 23)


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2003        2002      2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .024      .038       .030       .031

 Distributions:          Dividends from investment
                         income -- net                                         (.012)     (.024)    (.038)     (.030)     (.031)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.19       2.40      3.85       3.00       3.15
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.18       2.30      3.75       2.95       2.95
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        185          7     --(1)          2          1

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                        2003        2002      2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .025      .038       .030       .032

 Distributions:          Dividends from investment
                         income -- net                                         (.012)     (.025)    (.038)     (.030)     (.032)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.23       2.48      3.91       3.08       3.27
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.21       2.42      3.84       3.02       3.54
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        110        71      --(1)      --(1)       --(1)

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


(PAGE 24)


                                                                                            YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                    2003        2002      2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .011       .023      .037       .029       .030

 Distributions:          Dividends from investment
                         income -- net                                         (.011)     (.023)    (.037)     (.029)     (.030)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.15       2.30      3.77       2.93       3.09
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets                                                           1.15       2.14      3.70       2.88       3.02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                          6          3     --(1)      --(1)       --(1)

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights

(PAGE 25)



Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.





(PAGE 26)

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

ADMINISTRATIVE SHARES              $10,000,000*               NONE

*The minimum initial investment in Administrative shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund, and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information



(PAGE 27)

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.



(PAGE 28)

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts


Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large transaction.


Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.





DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.


Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local personal tax consequences.


Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.

Account Information



(PAGE 29)

SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund, or in Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or in shares of Dreyfus Institutional Yield Advantage Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.




(PAGE 30)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018
   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime
     Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime
     Cash Management
     DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal
     Cash Management
     DDA# 8900208805

   * the share class
   * your Social Security or tax ID number
   * account registration
   * dealer number, if applicable
   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* fund name and DDA#

* Dreyfus Cash Management
  DDA# 8900052015

* Dreyfus Cash Management Plus
  DDA# 8900052252

* Dreyfus Government Cash Management
  DDA# 8900052023

* Dreyfus Government Prime Cash Management
  DDA# 8900337273

* Dreyfus Treasury Cash Management
  DDA# 8900052112

* Dreyfus Treasury Prime Cash Management
  DDA# 8900052317

* Dreyfus Tax Exempt Cash Management
  DDA# 8900051965

* Dreyfus Municipal Cash Management Plus
  DDA# 8900119136

* Dreyfus New York Municipal Cash Management
  DDA# 8900208805

* the share class
* account number
* account registration
* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information






(PAGE 31)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

 * account number
 * fund number:
   share class: #
 * amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

 * account number
 * fund number:
   share class: #
 * amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

32







(PAGE 32)

[This page intentionally left blank]

(PAGE)


For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss
Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation
CMGT-P0603ADM

(PAGE)


Dreyfus

Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2003


INVESTOR SHARES

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21


Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*        invest only in high quality, dollar-denominated obligations


REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds



(PAGE 1)

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*        repurchase agreements, including tri-party repurchase agreements

*        asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.


(PAGE 2)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                 5.75    5.15    5.29    5.25    4.86    6.15    3.88    1.47
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.60%


WORST QUARTER:                   Q4 '02                          +0.30%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.23%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


1.47%                              4.31%                           4.62%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Cash Management


(PAGE 3)

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*        repurchase agreements, including tri-party repurchase agreements

*        asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.



(PAGE 4)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                 5.80    5.21    5.36    5.29    4.89    6.17    4.01    1.60
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.61%


WORST QUARTER:                   Q4 '02                          +0.33%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.32%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/24/94)
--------------------------------------------------------------------------------


1.60%                              4.38%                           4.70%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold yourshares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Cash Management Plus



(PAGE 5)

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*        interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.


(PAGE 6)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                 5.74    5.14    5.26    5.15    4.69    5.94    3.89    1.57
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.56%


WORST QUARTER:                   Q4 '02                          +0.32%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.30%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


1.57%                              4.24%                           4.57%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Government Cash Management


(PAGE 7)

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*        interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)


(PAGE 8)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                                 4.74    5.94    3.68    1.41
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.55%


WORST QUARTER:                   Q4 '02                          +0.29%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.22%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                             Since
                                                           inception
               1 Year                                      (2/27/98)
-------------------------------------------------------------------------------


               1.41%                                         4.14%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Government Prime Cash Management


(PAGE 9)

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.




(PAGE 10)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                 5.58    5.03    5.15    5.02    4.58    5.80    3.70    1.40
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.53%


WORST QUARTER:                   Q4 '02                          +0.28%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.22%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


1.40%                              4.09%                           4.44%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Treasury Cash Management


(PAGE 11)

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.



(PAGE 12)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                 5.47    4.93    5.02    4.87    4.41    5.63    3.75    1.38
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.46%


WORST QUARTER:                   Q4 '02                          +0.29%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.21%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


1.38%                              4.00%                           4.35%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Treasury Prime Cash Management


(PAGE 13)

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.


(PAGE 14)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                 3.46    3.05    3.23    3.04    2.83    3.70    2.40    1.07
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q4 '00                          +0.97%

WORST QUARTER:                   Q1 '02                          +0.26%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.18%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


1.07%                              2.60%                           2.81%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Tax Exempt Cash Management


(PAGE 15)

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.



(PAGE 16)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

         2.51    3.59    3.18    3.33    3.16    2.89    3.76    2.49    1.12
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +0.98%


WORST QUARTER:                   Q3 '02                          +0.26%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.19%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (9/30/93)
--------------------------------------------------------------------------------


1.12%                              2.68%                           2.87%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Municipal Cash Management Plus

(PAGE 17)

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.



(PAGE 18)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total returns for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                 3.48    2.99    3.20    2.97    2.74    3.63    2.30    1.04
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +0.94%


WORST QUARTER:                   Q1 '02                          +0.24%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.18%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/18/94)
--------------------------------------------------------------------------------


1.04%                              2.53%                           2.75%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus New York Municipal Cash Management


(PAGE 19)

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $171 billion in over 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




(PAGE 20)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                       2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .014       .035      .060       .048       .051

 Distributions:          Dividends from investment
                         income -- net                                         (.014)     (.035)    (.060)     (.048)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.41       3.51      6.19       4.93       5.19
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.40       3.39      5.99       4.88       5.07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,814      1,286       967        678        462



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                  2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .015       .036      .061       .048       .051

 Distributions:          Dividends from investment
                         income -- net                                         (.015)     (.036)    (.061)     (.048)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.53       3.66      6.23       4.95       5.24
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.53       3.29      6.08       4.84       5.12
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      2,166      1,547       749        697        690

Financial Highlights



(PAGE 21)

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                            2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .015       .035      .059       .046       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.015)     (.035)    (.059)     (.046)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.50       3.55      6.01       4.74       5.08
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.49       3.30      5.83       4.62       4.96
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,591      1,510       643        504        811



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                      2003       2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .014       .033      .058       .047       .046

 Distributions:          Dividends from investment
                         income -- net                                         (.014)     (.033)    (.058)     (.047)     (.046)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.36       3.31      6.00       4.78     5.06(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45      .45(2)

 Ratio of net investment income
 to average net assets                                                           1.35       3.14      5.74       4.73     4.95(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        273        196        65         39         15

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


(PAGE 22)


                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                              2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .033      .057       .045       .048

 Distributions:          Dividends from investment
                         income -- net                                         (.013)     (.033)    (.057)     (.045)     (.048)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.34       3.36      5.86       4.62       4.95
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.32       3.17      5.68       4.53       4.84
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        999      1,035       671        472        538



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                        2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .034      .055       .044       .047

 Distributions:          Dividends from investment
                         income -- net                                         (.013)     (.034)    (.055)     (.044)     (.047)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.32       3.42      5.68       4.46       4.81
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.31       3.15      5.49       4.36       4.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,261      1,300       502        412        434

Financial Highlights

(PAGE 23)


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                            2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .010       .022      .036       .028       .030

 Distributions:          Dividends from investment
                         income -- net                                         (.010)     (.022)    (.036)     (.028)     (.030)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.04       2.25      3.69       2.86       3.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.03       2.15      3.60       2.80       2.96
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        119        195       154        223        161



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                        2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .011       .023      .037       .029       .031

 Distributions:          Dividends from investment
                         income -- net                                         (.011)     (.023)    (.037)     (.029)     (.031)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.08       2.34      3.75       2.93       3.12
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.06       2.27      3.69       2.86       3.07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         92         63        45         49         50


(PAGE 24)


                                                                                           YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                  2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .010       .021      .036       .027       .029

 Distributions:          Dividends from investment
                         income -- net                                         (.010)     (.021)    (.036)     (.027)     (.029)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.01       2.15      3.61       2.77       2.93
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets                                                           1.00       1.99      3.55       2.73       2.92
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         21         17        12         11          9


Financial Highlights

(PAGE 25)


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.





(PAGE 26)

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                  Initial                     Additional
--------------------------------------------------------------------------------


INVESTOR SHARES                   $10,000,000*               NONE

* The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information



(PAGE 27)

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.



(PAGE 28)

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*        change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.


Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.


Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local personal tax consequences.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.

Account Information



(PAGE 29)

SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or in Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


(PAGE 30)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Transmit your investment to
The Bank of New York,
with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime
     Cash Management
     DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime
     Cash Management
     DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal
     Cash Management
     DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management
  DDA# 8900052015

* Dreyfus Cash Management Plus
  DDA# 8900052252

* Dreyfus Government Cash Management
  DDA# 8900052023

* Dreyfus Government Prime Cash Management
  DDA# 8900337273

* Dreyfus Treasury Cash Management
  DDA# 8900052112

* Dreyfus Treasury Prime Cash Management
  DDA# 8900052317

* Dreyfus Tax Exempt Cash Management
  DDA# 8900051965

* Dreyfus Municipal Cash Management Plus
  DDA# 8900119136

* Dreyfus New York Municipal Cash Management
  DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


(PAGE 31)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

* account number

* fund number:
  share class:#

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

* account number

* fund number:
  share class: #
* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.


(PAGE 32)

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash
Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                             CMGT-P0603INV

Dreyfus

Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2003


INSTITUTIONAL SHARES

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21


Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*        invest only in high quality, dollar-denominated obligations


REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds



(PAGE 1)

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*        repurchase agreements, including tri-party repurchase agreements

*        asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.



(PAGE 2)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


 3.16    4.08    6.01    5.42    5.56    5.51    5.12    6.42    4.14    1.72
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.67%


WORST QUARTER:                   Q4 '02                          +0.37%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.29%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.72%                              4.57%                           4.70%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.



Dreyfus Cash Management


(PAGE 3)

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*        repurchase agreements, including tri-party repurchase agreements

*        asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.



(PAGE 4)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

 3.16    4.16    6.06    5.47    5.62    5.55    5.15    6.44    4.27    1.86
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.68%


WORST QUARTER:                   Q4 '02                          +0.39%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.32%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


1 Year                            5 years                        10 Years
--------------------------------------------------------------------------------


1.86%                              4.64%                           4.77%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.



Dreyfus Cash Management Plus


(PAGE 5)

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*        interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.


(PAGE 6)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


 3.13    4.00    6.01    5.41    5.53    5.41    4.96    6.21    4.15    1.82
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.63%


WORST QUARTER:                   Q4 '02                          +0.38%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.30%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.82%                              4.50%                           4.65%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.



Dreyfus Government Cash Management

(PAGE 7)

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*        interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)


(PAGE 8)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                                 5.00    6.20    3.94    1.66
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.62%


WORST QUARTER:                   Q4 '02                          +0.35%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.28%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                               Since
                                                             inception
         1 Year                                              (2/27/98)
--------------------------------------------------------------------------------


         1.66%                                                 4.39%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.


Dreyfus Government Prime Cash Management

(PAGE 9)

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.


(PAGE 10)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

 3.03    3.94    5.84    5.29    5.41    5.28    4.84    6.06    3.96    1.65
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.60%


WORST QUARTER:                   Q4 '02                          +0.34%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.28%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02




1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.65%                              4.35%                           4.52%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.


Dreyfus Treasury Cash Management

(PAGE 11)

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.




(PAGE 12)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


 3.04    3.96    5.73    5.20    5.28    5.14    4.67    5.89    4.01    1.64
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.53%


WORST QUARTER:                   Q4 '02                          +0.35%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.27%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.64%                              4.26%                           4.45%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.



Dreyfus Treasury Prime Cash Management



(PAGE 13)

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.



(PAGE 14)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


 2.30    2.73    3.72    3.31    3.49    3.29    3.09    3.96    2.66    1.33
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '00                          +1.03%


WORST QUARTER:                   Q1 '02                          +0.32%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.24%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.33%                              2.86%                           2.98%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.



Dreyfus Tax Exempt Cash Management


(PAGE 15)

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.



(PAGE 16)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

 2.44    2.76    3.85    3.44    3.58    3.41    3.15    4.02    2.74    1.37
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '00                          +1.04%


WORST QUARTER:                   Q3 '02                          +0.32%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.25%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.37%                              2.93%                           3.07%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.


Dreyfus Municipal Cash Management Plus

(PAGE 17)

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*        interest rates could drop, thereby reducing the fund's yield

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.



(PAGE 18)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total returns for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

 2.10    2.62    3.74    3.24    3.45    3.23    3.00    3.89    2.56    1.29
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.01%


WORST QUARTER:                   Q1 '02                          +0.31%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.24%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


1.29%                              2.79%                           2.91%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.

Since the inception of the fund's Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund's Institutional shares have not exceeded 0.20%.



Dreyfus New York Municipal Cash Management

(PAGE 19)

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $171 billion in over 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


(PAGE 20)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available to investors upon request.



                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                       2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .037      .063       .051       .053

 Distributions:          Dividends from investment
                         income -- net                                         (.016)     (.037)    (.063)     (.051)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.66       3.77      6.46       5.19       5.45
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.65       3.64      6.24       5.12       5.32
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                     11,410     13,260     9,125      9,015      6,273



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                  2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .018       .038      .063       .051       .054

 Distributions:          Dividends from investment
                         income -- net                                         (.018)     (.038)    (.063)     (.051)     (.054)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.78       3.91      6.49       5.22       5.50
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.78       3.54      6.33       5.08       5.36
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                     24,637     27,179    10,352      6,524      7,448

Financial Highlights



(PAGE 21)

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                            2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .017       .037      .061       .049       .052

 Distributions:          Dividends from investment
                         income -- net                                         (.017)     (.037)    (.061)     (.049)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.75       3.81      6.28       5.00       5.35
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.74       3.55      6.08       4.88       5.22
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      8,084      7,049     4,064      3,573      4,019



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                      2003       2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .035      .061       .049       .048

 Distributions:          Dividends from investment
                         income -- net                                         (.016)     (.035)    (.061)     (.049)     (.048)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.61       3.56      6.27       5.04     5.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20      .20(2)

 Ratio of net investment income
 to average net assets                                                           1.60       3.39      5.99       4.98     5.20(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        285        360       288        397        194

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


(PAGE 22)


                                                                                            YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                              2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .036      .060       .048       .051

 Distributions:          Dividends from investment
                         income -- net                                         (.016)       .036    (.060)     (.048)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.59       3.62      6.12       4.88       5.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.57       3.42      5.93       4.76       5.09
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      3,397      2,787     2,138      1,879      2,865



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                        2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .016       .036      .058       .046       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.016)     (.036)    (.058)     (.046)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.58       3.68      5.94       4.72       5.07
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.56       3.40      5.74       4.61       4.96
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      3,291      3,331     1,936      2,227      2,784

Financial Highlights

(PAGE 23)


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                            2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .025      .039       .031       .032

 Distributions:          Dividends from investment
                         income -- net                                         (.013)     (.025)    (.039)     (.031)     (.032)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.29       2.50      3.95       3.11       3.26
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.28       2.40      3.85       3.05       3.20
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      2,073      1,880     1,538      1,059      1,286



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                        2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .026      .039       .031       .033

 Distributions:          Dividends from investment
                         income -- net                                         (.013)     (.026)    (.039)     (.031)     (.033)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.33       2.59      4.01       3.18       3.37
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.31       2.52      3.94       3.12       3.31
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        224        125       133        129        208


(PAGE 24)


                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                    2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .024      .038       .030       .031

 Distributions:          Dividends from investment
                         income -- net                                         (.013)     (.024)    (.038)     (.030)     (.031)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.26       2.41      3.87       3.03       3.19
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets                                                           1.25       2.24      3.80       2.98       3.12
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        417        588       330        265        268


Financial Highlights

(PAGE 25)


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

(PAGE 26)

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------


INSTITUTIONAL SHARES               $10,000,000*               NONE

* The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information



(PAGE 27)

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.



(PAGE 28)


General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*        change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.


Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.


Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local personal tax consequences.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income and interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own the higher your distribution.

Account Information


(PAGE 29)

SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, in Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund or in Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.




(PAGE 30)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime
     Cash Management
     DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime
     Cash Management
     DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal
     Cash Management
     DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management
  DDA# 8900052015

* Dreyfus Cash Management Plus
  DDA# 8900052252

* Dreyfus Government Cash Management
  DDA# 8900052023

* Dreyfus Government Prime Cash Management
  DDA# 8900337273

* Dreyfus Treasury Cash Management
  DDA# 8900052112

* Dreyfus Treasury Prime Cash Management
  DDA# 8900052317

* Dreyfus Tax Exempt Cash Management
  DDA# 8900051965

* Dreyfus Municipal Cash Management Plus
  DDA# 8900119136

* Dreyfus New York Municipal Cash Management
  DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


(PAGE 31)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

* account number

* fund number:
  share class: #

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

* account number

* fund number:
  share class: #

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.


(PAGE 32)

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                             CMGT-P0603IST

Dreyfus

Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2003


PARTICIPANT SHARES

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21


Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*        invest only in high quality, dollar-denominated obligations


REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds



(PAGE 1)

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches

*        repurchase agreements, including tri-party repurchase agreements

*        asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.



(PAGE 2)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 5.14    5.09    4.70    5.99    3.73    1.32
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.56%


WORST QUARTER:                   Q4 '02                          +0.27%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.19%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/03


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


1.32%                              4.15%                           4.33%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Cash Management


(PAGE 3)

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*        repurchase agreements, including tri-party repurchase agreements

*        asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.


(PAGE 4)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 5.21    5.12    4.74    6.01    3.85    1.45
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.58%


WORST QUARTER:                   Q4 '02                          +0.29%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.22%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


1.45%                              4.22%                           4.40%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Cash Management Plus

(PAGE 5)

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*        interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.


(PAGE 6)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 5.11    4.99    4.54    5.79    3.74    1.42
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.52%


WORST QUARTER:                   Q4 '02                          +0.28%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.20%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


1.42%                              4.08%                           4.27%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Government Cash Management


(PAGE 7)

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)



(PAGE 8)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                                 4.59    5.78    3.53    1.26
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.51%


WORST QUARTER:                   Q4 '02                          +0.25%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.18%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------


         1.26%                                                  3.98%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Government Prime Cash Management


(PAGE 9)

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.


(PAGE 10)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 4.98    4.86    4.42    5.64    3.55    1.25
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.50%


WORST QUARTER:                   Q4 '02                          +0.24%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.18%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


1.25%                              3.93%                           4.12%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Treasury Cash Management

(PAGE 11)

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.


(PAGE 12)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 4.86    4.71    4.26    5.47    3.60    1.23
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +1.43%


WORST QUARTER:                   Q4 '02                          +0.25%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.18%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


1.23%                              3.84%                           4.03%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Treasury Prime Cash Management

(PAGE 13)

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.


Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.


(PAGE 14)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 3.08    2.88    2.68    3.55    2.24    0.92
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '00                          +0.93%


WORST QUARTER:                   Q1 '02                          +0.22%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.14%.
--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


0.92%                              2.45%                           2.56%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Tax Exempt Cash Management


(PAGE 15)

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.



(PAGE 16)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 3.17    3.01    2.74    3.61    2.34    0.96
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +0.94%


WORST QUARTER:                   Q3 '02                          +0.22%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.15%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


0.96%                              2.53%                           2.65%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Municipal Cash Management Plus


(PAGE 17)

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state


Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.


(PAGE 18)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 3.04    2.82    2.58    3.48    2.19    0.89
   93      94      95      96      97      98      99      00      01      02



BEST QUARTER:                    Q3 '00                          +0.91%


WORST QUARTER:                   Q1  '02                         +0.21%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.14%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


0.89%                              2.39%                           2.51%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus New York Municipal Cash Management

(PAGE 19)

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $171 billion in over 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

(PAGE 20)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                       2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .033      .059       .047       .049

 Distributions:          Dividends from investment
                         income -- net                                         (.012)     (.033)    (.059)     (.047)     (.049)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.26       3.36      6.04       4.77       5.03
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                           1.25       3.24      5.84       4.72       4.92
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        118        201       202        216         65



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                  2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .014       .034      .059       .047       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.014)     (.034)    (.059)     (.047)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.38       3.50      6.07       4.80       5.07
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                           1.38       3.14      5.93       4.70       4.96
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,028        491       430        186         67

Financial Highlights



(PAGE 21)

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .033      .057       .045       .048

 Distributions:          Dividends from investment
                         income -- net                                         (.013)     (.033)    (.057)     (.045)     (.048)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.35       3.40      5.85       4.58       4.93
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                           1.34       3.15      5.68       4.48       4.81
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        645        523        49         43        270



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                       2003      2002       2001      2000      1999(1
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .031      .057       .045       .045

 Distributions:          Dividends from investment
                         income -- net                                         (.012)     (.031)    (.057)     (.045)     (.045)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.21       3.15      5.84       4.63    4.90(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60     .60(2)

 Ratio of net investment income
 to average net assets                                                           1.20       2.99      5.59       4.58    4.80(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        325        399       320        196        163

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


(PAGE 22)


                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                              2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .032      .056       .044       .047

 Distributions:          Dividends from investment
                         income -- net                                         (.012)     (.032)    (.056)     (.044)     (.047)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.19       3.21      5.70       4.46       4.79
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                           1.17       3.02      5.53       4.36       4.68
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         52        121       119         33        126



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                        2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .032      .054       .042       .046

 Distributions:          Dividends from investment
                         income -- net                                         (.012)     (.032)    (.054)     (.042)     (.046)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.18       3.26      5.52       4.31       4.65
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                           1.16       3.00      5.34       4.23       4.56
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        321        522       609        138        132

Financial Highlights

(PAGE 23)


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .009       .021      .035       .027       .028

 Distributions:          Dividends from investment
                         income -- net                                         (.009)     (.021)    (.035)     (.027)     (.028)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .89       2.10      3.54       2.70       2.85
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                            .88       2.00      3.45       2.65       2.81
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        139        151       168        131         73



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                        2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .009       .022      .035       .027       .029

 Distributions:          Dividends from investment
                         income -- net                                         (.009)     (.022)    (.035)     (.027)     (.029)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .93       2.18      3.60       2.77       2.97
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                            .91       2.12      3.54       2.72       2.91
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         16         16         14     --(1)         15

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


(PAGE 24)


                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                      2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .009       .020      .034       .026       .027

 Distributions:          Dividends from investment
                         income -- net                                         (.009)     (.020)    (.034)     (.026)     (.027)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                 .86       2.04      3.46       2.62       2.78
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                            .85       1.84      3.40       2.58       2.72
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                          2      --(1)          1     --(1)          1

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


Financial Highlights

(PAGE 25)


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

(PAGE 26)

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                   Initial                    Additional
-------------------------------------------------------------------------------

PARTICIPANT SHARES                 $10,000,000*              NONE

* The minimum initial investment in Participant shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information



(PAGE 27)

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.



(PAGE 28)


General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*        change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.


Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.


Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local personal tax consequences.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.

Account Information



(PAGE 29)

SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund, or in Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or in shares of Dreyfus Institutional Yield Advantage Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


(PAGE 30)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime
     Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime
     Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal
     Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management
   DDA# 8900052015

* Dreyfus Cash Management Plus
  DDA# 8900052252

* Dreyfus Government Cash Management
  DDA# 8900052023

* Dreyfus Government Prime Cash Management
  DDA# 8900337273

* Dreyfus Treasury Cash Management
  DDA# 8900052112

* Dreyfus Treasury Prime Cash Management
  DDA# 8900052317

* Dreyfus Tax Exempt Cash Management
  DDA# 8900051965

* Dreyfus Municipal Cash Management Plus
  DDA# 8900119136

* Dreyfus New York Municipal Cash Management
  DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information



(PAGE 31)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

* account number

* fund number:
  share class: #

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

* account number

* fund number:
  share class: #

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.


(PAGE 32)

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                              CMGT-P0603PAR

Dreyfus

Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2003


PARTICIPANT SHARES

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management Plus                                              2

Dreyfus Government Prime
Cash Management                                                           4

Dreyfus Treasury Prime
Cash Management                                                           6

Management                                                                8

Financial Highlights                                                      9


Account Information
--------------------------------------------------------------------------------

Account Policies                                                         11

Distributions and Taxes                                                  13

Services for Fund Investors                                              13

Instructions for Account Transactions                                    14

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, Dreyfus Cash Management Plus is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. However, the fund purchases securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*        invest only in high quality, dollar-denominated obligations


REPURCHASE AGREEMENT: a U.S. commercial bank or securities dealer sells U.S. government securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds


(PAGE 1)

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*        repurchase agreements, including tri-party repurchase agreements

*        asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


*        interest rates could drop, thereby reducing the fund's yield


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


If the other party entering into a repurchase agreement with the fund defaults or becomes insolvent, the fund may be unable to sell the securities underlying the repurchase agreement on a timely basis.



(PAGE 2)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


                                 5.21    5.12    4.74    6.01    3.85    1.45
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.58%


WORST QUARTER:                   Q4 '02                          +0.29%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.22%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


1.45%                              4.22%                          4.40%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Cash Management Plus

(PAGE 3)

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

*        interest rates could drop, thereby reducing the fund's yield

* a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate

* certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)



(PAGE 4)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                                 4.59    5.78    3.53    1.26
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.51%


WORST QUARTER:                   Q4 '02                          +0.25%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.18%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------


         1.26%                                                  3.98%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


Dreyfus Government Prime Cash Management


(PAGE 5)

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.



(PAGE 6)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total returns for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total returns AS OF 12/31 EACH YEAR (%)

                                 4.86    4.71    4.26    5.47    3.60    1.23
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q3 '00                          +1.43%


WORST QUARTER:                   Q4 '02                          +0.25%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/03 WAS 0.18%.
--------------------------------------------------------------------------------

Average annual total returns AS OF 12/31/02


                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------


1.23%                              3.84%                           4.03%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.


OTHER EXPENSES: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.



Dreyfus Treasury Prime Cash Management

(PAGE 7)

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $171 billion in over 200 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


(PAGE 8)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                            YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                   2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .014       .034      .059       .047       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.014)     (.034)    (.059)     (.047)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.38       3.50      6.07       4.80       5.07
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                           1.38       3.14      5.93       4.70       4.96
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,028        491       430        186         67



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                       2003      2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                           1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                               .012       .031      .057       .045       .045

 Distributions:          Dividends from investment
                         income -- net                                        (.012)     (.031)    (.057)     (.045)     (.045)

 Net asset value, end of period                                                 1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                               1.21       3.15      5.84       4.63    4.90(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                         .60        .60       .60        .60     .60(2)

 Ratio of net investment income
 to average net assets                                                          1.20       2.99      5.59       4.58    4.80(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                       325        399       320        196        163

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.

Financial Highlights



(PAGE 9)

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                        2003       2002       2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .012       .032      .054       .042       .046

 Distributions:          Dividends from investment
                         income -- net                                         (.012)     (.032)    (.054)     (.042)     (.046)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.18       3.26      5.52       4.31       4.65
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets                                                           1.16       3.00      5.34       4.23       4.56
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        321        522       609        138        132



(PAGE 10)


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus only, is open for regular business. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.


As to Dreyfus Cash Management Plus only, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

As to each fund, orders effected through compatible computer facilities after 5:
00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial                    Additional
--------------------------------------------------------------------------------


PARTICIPANT SHARES                 $10,000,000*              NONE

* The minimum initial investment in Participant shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.


Account Information


(PAGE 11)

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*        change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.


Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.


(PAGE 12)


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.


DIVIDENDS AND DISTRIBUTIONS are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).


The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.


Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local personal tax consequences.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any fund offered by this prospectus, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any fund offered by this prospectus, in Participant Shares of any other Dreyfus Cash Management fund, or in Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or in shares of Dreyfus Institutional Yield Advantage Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Account Information


(PAGE 13)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Transmit your investment to
The Bank of New York,
with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Prime Cash Management
     DDA# 8900337273

   * Dreyfus Treasury Prime Cash Management
     DDA# 8900052317

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management Plus
  DDA# 8900052252

* Dreyfus Government Prime Cash Management
  DDA# 8900337273

* Dreyfus Treasury Prime Cash Management
  DDA# 8900052317

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.



(PAGE 14)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

* account number

* fund number:
  share class: #

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

* account number

* fund number:
  share class: #

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

Account Information


(PAGE 15)

[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                             CMGT-P0603-RBC

------------------------------------------------------------------------------

                             DREYFUS CASH MANAGEMENT
                       DREYFUS CASH MANAGEMENT PLUS, INC.
                       DREYFUS GOVERNMENT CASH MANAGEMENT
                    DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                   DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                        DREYFUS TREASURY CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                                    COMBINED
                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 2003

    (FOR INSTITUTIONAL SHARES, ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                             PARTICIPANT SHARES)
------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for each class of shares of each Fund listed above (each, a "Fund"), each dated June 1, 2003, as each may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:


           Outside New York State -- Call Toll Free 1-800-346-3621
                   In New York State -- Call 1-718-895-1650

      Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of a Fund Prospectus.

      Each Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


      EACH FUND IS A SEPARATE INVESTMENT PORTFOLIO, EACH WITH OPERATIONS AND RESULTS WHICH ARE UNRELATED TO THOSE OF EACH OTHER FUND. DREYFUS GOVERNMENT CASH MANAGEMENT AND DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ARE SEPARATE SERIES OF DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS (THE "COMPANY"). THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PROVIDED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS WITH THE OPPORTUNITY TO CONSIDER NINE INVESTMENT CHOICES IN ONE DOCUMENT.

                                TABLE OF CONTENTS

                                                                            Page


Description of the Funds..................................................B-3
Management of the Funds...................................................B-27
Management Arrangements...................................................B-32
How to Buy Shares.........................................................B-36
Service Plans (Administrative Shares, Investor Shares and Participant
      Shares only)........................................................B-39
Shareholder Services Plans (Institutional Shares only)....................B-41
How to Redeem Shares......................................................B-42
Determination of Net Asset Value..........................................B-43
Shareholder Services......................................................B-44
Dividends, Distributions and Taxes........................................B-45
Portfolio Transactions....................................................B-46
Yield Information.........................................................B-46
Information About the Funds...............................................B-50
Counsel and Independent Auditors..........................................B-52
Appendix A................................................................B-53
Appendix B................................................................B-55
Appendix C................................................................B-59
Appendix D................................................................B-78

                            DESCRIPTION OF THE FUNDS

      Dreyfus Cash Management, Dreyfus Government Cash Management Funds, and Dreyfus Tax Exempt Cash Management were formed originally as Maryland corporations on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March 1985. On May 22, 1987, each of these Funds reorganized as a Massachusetts business trust. Dreyfus Cash Management Plus is a Maryland corporation formed on August 12, 1987.
Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management are Massachusetts business trusts that commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively.

      Each Fund is an open-end management investment company, known as a money market mutual fund. Each Fund, other than Dreyfus New York Municipal Cash Management, is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Dreyfus New York Municipal Cash Management is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

      The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

      U.S. Treasury Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management (collectively, the "Taxable Funds")) Each Taxable Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      U.S. Government Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management). Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

      Bank Obligations. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

      CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

      Each of these Funds may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

      Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

      Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

      Commercial Paper. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations issued by domestic and, in the case of Dreyfus Cash Management Plus, foreign entities. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

      Floating and Variable Rate Obligations. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      Asset-Backed Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

      Repurchase Agreements. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury Cash Management) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian employed in connection with tri- party repurchase agreement transactions will have custody of, and will segregate securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest and, in the case of tri-party repurchase agreements, U.S. Government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      Foreign Government Obligations; Securities of Supranational Entities. (Dreyfus Cash Management Plus only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


      Municipal Bonds. (Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds")) As a fundamental policy, each Tax Exempt Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to Dreyfus New York Municipal Cash Management, New York State and New York City personal income taxes (collectively, "Municipal Bonds"). To the extent acceptable New York Municipal Bonds are at any time unavailable for investment by Dreyfus New York Municipal Cash Management, the Fund will invest temporarily in other Municipal Bonds. Municipal Bonds generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Bonds are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Bonds include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Bonds bear fixed, floating or variable rates of interest.


      For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Bonds depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.


      The yields on Municipal Bonds are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Bonds market, size of a particular offering, maturity of the obligation, and rating of the issue.

      Municipal Bonds include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management may invest without limitation, and Dreyfus Tax Exempt Cash Management may invest up to 20% of its assets, in such Municipal Bonds if the Manager determines that their purchase is consistent with the Fund's investment objective.


      Certain Tax Exempt Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Bonds.

      Derivative Products. (Tax Exempt Funds) Each Tax Exempt Fund may purchase various derivative products whose value is tied to underlying Municipal Bonds. A Tax Exempt Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.


         (1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Bond in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Bond. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

         (2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying Municipal Bond at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

         (3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a Municipal Bond deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

         (4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

      Stand-By Commitments. (Tax Exempt Funds) Each Tax Exempt Fund may acquire "stand-by commitments" with respect to Municipal Bonds held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Bond and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

      Ratings of Municipal Bonds. (Tax Exempt Funds) Each Tax Exempt Fund may invest only in those Municipal Bonds which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.

      The average distribution of investments (at value) in Municipal Bonds (including notes) by ratings for fiscal year ended January 31, 2003, computed on a monthly basis, was as follows:


                                                            Percentage of Value
                                                --------------------------------------------


                Moody's             Standard &                                         Dreyfus
                Investors           Poor's Ratings              Dreyfus Municipal      Tax Exempt      Dreyfus New
Fitch Ratings    Service, Inc.      Services                    Cash Management        Cash            York Municipal
("Fitch")   or  ("Moody's")     or  ("S&P")                     Plus                   Management      Cash Management
---------       ---------           -------                     -----------------      ----------      ---------------

F-1+/F-1        VMIG 1/MIG 1,P-1    SP-1+/SP-1, A-1+/A-1        81.5%                    85.4%           85.0%
F-2+/F-2        VMIG 2/MIG 2,P-2    SP-2+/SP-2,A-2+/A-2           .5%                      .5%            --
AAA/AAA         Aaa/Aa/A            AAA/AA/A                    10.8%                     8.3%            4.7%
Not Rated       Not Rated           Not Rated                    7.2%*                    5.8%*          10.3%*
                                                                ------------             -----------     ---------
                                                               100.0%                   100.0%          100.0%

*        Included in the Not Rated category are securities for Dreyfus Municipal
         Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus
         New York Municipal Cash Management, respectively, are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 or SP-1+/SP-1 rating categories.


      If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Bonds ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

      To the extent the ratings given by Moody's, S&P or Fitch for Municipal Bonds change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Funds' Combined Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Bonds which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

      Taxable Investments. (Tax Exempt Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Tax Exempt Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; CDs of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; TDs; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Bonds the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When Dreyfus New York Municipal Cash Management has adopted a temporary defensive position, including when acceptable New York Municipal Bonds are unavailable for investment by Dreyfus New York Municipal Cash Management, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from New York State and New York City income tax. Under normal market conditions, none of the Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.


      Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

      The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus. A Tax Exempt Fund's use of certain of the investment techniques described below may give rise to taxable income.

      Borrowing Money. (All Funds) Each Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Cash Management Plus may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

      Reverse Repurchase Agreements. (Dreyfus Cash Management Plus) Dreyfus Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse purchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

      Lending Portfolio Securities. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% (20% as to Dreyfus Government Cash Management) of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or, as to Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or, except for Dreyfus Government Prime Cash Management, repurchase agreements.

      Forward Commitments. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management and each Tax Exempt
Fund) Each of these Funds may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

      Bank Securities. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

      Foreign Securities. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and, in the case of Dreyfus Cash Management Plus, foreign government obligations and commercial paper issued by foreign issuers. Accordingly, these Funds may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


      Investing in Municipal Bonds. (Tax Exempt Funds) Each Tax Exempt Fund may invest more than 25% of the value of its total assets in Municipal Bonds which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Tax Exempt Funds may be subject to greater risk as compared to municipal money market funds that do not follow this practice.


      Certain municipal lease/purchase obligations in which each Tax Exempt Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funds for the leased property.


      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Bonds may reduce the volume of Municipal Bonds qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Bonds available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Bonds may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Bonds for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Bond as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

      Investing in New York Municipal Bonds. (Dreyfus New York Municipal Cash Management) Since Dreyfus New York Municipal Cash Management is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of municipal money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Bonds. You should review the information in "Appendix A" which provides a brief summary of special investment considerations and risk factors relating to investing in New York Municipal Bonds.

      Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


Investment Restrictions

      Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

      Dreyfus Cash Management. Dreyfus Cash Management has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Sell securities short or purchase securities on margin.

      4. Write or purchase put or call options or combinations thereof.

      5. Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

      8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

      9. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      10. Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      12. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

      Dreyfus Cash Management Plus. Dreyfus Cash Management Plus has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management Plus may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

      2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Fund's Prospectus. While borrowings described in clause (i) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Sell securities short or purchase securities on margin.

      4. Write or purchase put or call options or combinations thereof.

      5. Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Directors.

      8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

      9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      10. Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

      Dreyfus Government Cash Management. Under normal circumstances, Dreyfus Government Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Sell securities short or purchase securities on margin.

      4. Write or purchase put or call options or combinations thereof.

      5. Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend securities to brokers, dealers or other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made, if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Fund's total assets.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9. Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

      Dreyfus Government Prime Cash Management. Under normal circumstances, Dreyfus Government Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Prime Cash Management has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Prime Cash Management may not:

      1. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowings to up to 33-1/3% of the value of the Fund's total assets.

      2. Purchase securities on margin.

      3. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      4. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that deal in real estate.

      5. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the SEC and the Fund's Board.

      6. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities.

      7. Purchase common stocks, preferred stocks, warrants or other equity securities.

      8. Write or purchase put or call options or combinations thereof, except that the Fund may purchase and sell "obligations with puts attached" in accordance with its stated investment policies.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      10. Enter into repurchase agreements.

      11. Purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

      Dreyfus Treasury Cash Management. Under normal circumstances, Dreyfus Treasury Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by these securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Sell securities short or purchase securities on margin.

      4. Write or purchase put or call options or combinations thereof.

      5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      6. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

      7. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government.

      8. Invest in companies for the purpose of exercising control.

      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

      Dreyfus Treasury Prime Cash Management. Under normal circumstances, Dreyfus Treasury Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury Prime Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Prime Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Sell securities short or purchase securities on margin.

      4. Write or purchase put or call options or combinations thereof.

      5. Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

      9. Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *


      Dreyfus Municipal Cash Management Plus. It is a fundamental policy that Dreyfus Municipal Cash Management Plus normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in Municipal Bonds (or other instruments with similar economic characteristics). In addition, Dreyfus Municipal Cash Management Plus has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Municipal Cash Management Plus may not:

      1. Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined above and in the Fund's Prospectus.


      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4. Sell securities short or purchase securities on margin.


      5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein.


      7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      8. Invest more than 5% of its assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.


      9. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

      For purposes of investment restriction number 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *


      Dreyfus Tax Exempt Cash Management. It is a fundamental policy that Dreyfus Tax Exempt Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in tax exempt Municipal Bonds (or other instruments with similar economic characteristics). In addition, Dreyfus Tax Exempt Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Tax Exempt Cash Management may not:

      1. Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined above and in the Fund's Prospectus.


      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Sell securities short or purchase securities on margin.


      4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein.


      6. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9. Purchase more than 10% of the voting securities of any issuer (this restriction applies only with respect to 75% of the Fund's assets) or invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      Notwithstanding investment restrictions numbered 1, 5 and 11, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

      For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *


      Dreyfus New York Municipal Cash Management. It is a fundamental policy that Dreyfus New York Municipal Cash Management normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in New York Municipal Bonds (or other instruments with similar economic characteristics). In addition, Dreyfus New York Municipal Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus New York Municipal Cash Management may not:

      1. Purchase securities other than Municipal Bonds and Taxable Investments as those terms are defined above and in the Fund's Prospectus.


      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4. Sell securities short or purchase securities on margin.


      5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Bonds directly from an issuer for its own portfolio to take advantage of the lower purchase price available.


      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Bonds secured by real estate or interests therein.

      7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.


      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Bonds and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.

      For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *

      All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction.


                             MANAGEMENT OF THE FUNDS

      Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      The Bank of New York........................Custodian

      Board members of each Fund, together with information as to their positions with the Funds, principal occupations and other board memberships and affiliations, are shown below.


Board Members of the Funds1

Name (Age)
Position with Fund       Principal Occupation During     Other Board Memberships and
(Since)                  Past 5 Years                    Affiliations


Joseph S. DiMartino (59) Corporate Director and Trustee  The Muscular Dystrophy
Chairman of the Board                                    Association, Director
(1995)                                                   Levcor International, Inc., an
                                                           apparel fabric processor,
                                                           Director
                                                         Century Business Services, Inc.,
                                                           a provider of outsourcing
                                                           functions for small and medium
                                                           size companies, Director
                                                         The Newark Group, a
                                                           provider of a
                                                           national market of
                                                           paper recovery
                                                           facilities,
                                                           paperboard mills and
                                                           paperboard converting
                                                           plants, Director

David W. Burke (67)      Corporate Director and Trustee  John F. Kennedy Library
Board Member                                               Foundation, Director
(1994)                                                   U.S.S. Constitution Museum,
                                                           Director

Isabel Dunst (56)        Partner, Hogan & Hartson        Union of American Hebrew
Board Member                                               Congregations, a religious
(1991)                                                     organization, Trustee

Lyle Gramley (76)        Consulting economist            IndyMac Bank, Inc., Director
Board Member
(1986)

Warren B. Rudman (72)    Of Counsel to (from January     Collins & Aikman Corporation,
Board Member               1993 to December 31, 2002,      Director
(1993)                     Partner in) the law firm      Allied Waste Corporation,
                           Paul, Weiss, Rifkind,           Director
                           Wharton  & Garrison           Chubb Corporation, Director
                                                         Raytheon Company, Director
                                                         Boston Scientific, Director

1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.


      Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. Each Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The Funds' audit committees met four times during the fiscal year ended January 31, 2003. The nominating, compensation, and pricing committees did not meet during the fiscal year ended January 31, 2003.

      Board members are entitled to receive an annual retainer and a per meeting fee and reimbursement for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amounts of compensation payable to each Board member by each Fund for the fiscal year ended January 31, 2003 and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2002, are set forth below.


                                                            Total Compensation
Name of Board                        Aggregate              from the Funds and
Member and Fund                      Compensation           Fund Complex Paid to
                                     from the Fund (+)(*)   Board Member (**)

                                     ---------------------  --------------------

Joseph S. DiMartino                                         $815,938 (191)

   Dreyfus Cash Management                   $6,875
   Dreyfus Cash Management Plus, Inc.        $6,875
   Dreyfus Government Cash                   $6,875
   Management Funds***
   Dreyfus Treasury Cash Management          $6,875
   Dreyfus Treasury Prime Cash               $6,875
   Management
   Dreyfus Municipal Cash Management         $6,875
   Plus
   Dreyfus Tax Exempt Cash Management        $6,875
   Dreyfus New York Municipal Cash           $4,375
   Management

David W. Burke                                              $258,250  (87)

   Dreyfus Cash Management                   $5,500
   Dreyfus Cash Management Plus, Inc.        $5,500
   Dreyfus Government Cash                   $5,500
   Management Funds***
   Dreyfus Treasury Cash Management          $5,500
   Dreyfus Treasury Prime Cash               $5,500
   Management
   Dreyfus Municipal Cash Management         $5,500
   Plus
   Dreyfus Tax Exempt Cash Management        $5,500
   Dreyfus New York Municipal Cash           $3,500
   Management

Isabel P. Dunst                                             $ 42,000 (8)

   Dreyfus Cash Management                   $5,500
   Dreyfus Cash Management Plus, Inc.        $5,500
   Dreyfus Government Cash                   $5,500
   Management Funds***
   Dreyfus Treasury Cash Management          $5,500
   Dreyfus Treasury Prime Cash               $5,500
   Management
   Dreyfus Municipal Cash Management         $5,500
   Plus
   Dreyfus Tax Exempt Cash Management        $5,500
   Dreyfus New York Municipal Cash           $3,500
   Management

Lyle E. Gramley                                             $ 42,000 (8)

   Dreyfus Cash Management                   $5,500
   Dreyfus Cash Management Plus, Inc.        $5,500
   Dreyfus Government Cash                   $5,500
   Management Funds***
   Dreyfus Treasury Cash Management          $5,500
   Dreyfus Treasury Prime Cash               $5,500
   Management
   Dreyfus Municipal Cash Management         $5,500
   Plus
   Dreyfus Tax Exempt Cash Management        $5,500
   Dreyfus New York Municipal Cash           $3,500
   Management

Warren B. Rudman                                            $ 87,500 (21)

   Dreyfus Cash Management                   $5,500
   Dreyfus Cash Management Plus, Inc.        $5,500
   Dreyfus Government Cash                   $5,500
   Management Funds***
   Dreyfus Treasury Cash Management          $5,500
   Dreyfus Treasury Prime Cash               $5,500
   Management
   Dreyfus Municipal Cash Management         $5,500
   Plus
   Dreyfus Tax Exempt Cash Management        $5,500
   Dreyfus New York Municipal Cash           $3,500
   Management


---------------------------
(+) The aggregate compensation payable to each Board member by each Fund was paid by the Manager. See "Management Arrangements."


(*) Amount does not include reimbursed expenses for attending Board meetings, which amounted to $7236.92 in the aggregate for all Board Members as a group, all of which was paid by the Manager. See "Management
Arrangements."


(**) Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Funds, for which the Board member serves.

(***) Includes Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

                                                     Aggregate Holding of
                                                     Funds in the
Name of Board       Ownership in any of the Funds    Dreyfus Family of Funds
--------------      -----------------------------    -----------------------
Member

Joseph S. DiMartino         None                        Over $100,000


David W. Burke              None                        Over $100,000


Isabel Dunst                None                        $50,000 - $100,000

Lyle Gramley                None                        $10,001 - $50,000

Warren B. Rudman            None                        Over $100,000


      As of May 5, 2003, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.


Officers of the Funds


STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief
         Executive Officer, and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief
         Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 188 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

J. CHARLES CARDONA, Executive Vice President since March 2000. Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President,
         Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

JOHN B. HAMMALIAN, Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 36 investment companies (comprised of 43 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000. Associate General
         Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 204 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000. Associate General
         Counsel of the Manager, and an officer of 93 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

MICHAEL CONDON, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax
         Director of the Manager, and an officer of 95 investment companies (comprised of 203 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September
         2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 199 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.


      The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.


      Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on May 5, 2003.

      Set forth in "Appendix D" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of the Fund's Institutional Shares, Administrative Shares, Investor Shares or Participant Shares outstanding on May 5, 2003. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.



                             MANAGEMENT ARRANGEMENTS

      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Manager and each Fund. As to each Fund, the Agreement is subject to annual approval by (i) such Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

      In approving the Management Agreement with respect to each Fund, the Board considered a number of factors, including the nature and quality of services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager, the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between fees paid to the Manager under the Agreement and the Fund's Service Plan; and ancillary benefits the Manager may receive from its relationship with the Fund.


      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Taxable Funds are Bernard Kiernan, Patricia A. Larkin, James O'Connor and Thomas Riordan. The portfolio managers of the Tax Exempt Funds are Joseph P. Darcy, Paul A. Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, W. Michael Petty, Scott Sprauer, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.20% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years ended January 31, 2001, 2002 and 2003:

                                                  Fiscal Year Ended January 31,
                                              2003            2002             2001
                                           ----------------------------------------

Dreyfus Cash Management                  $32,577,726    $26,487,797      $17,082,403

Dreyfus Cash Management Plus             $62,542,059    $40,315,760      $18,445,948

Dreyfus Government Cash                  $24,675,815    $15,242,838      $  8,484,492
    Management

Dreyfus Government Prime Cash Management $ 2,393,317    $  1,744,875     $  1,152,453

Dreyfus Municipal Cash Management Plus   $   815,165    $    474,180     $    431,889

Dreyfus New York Municipal Cash          $   980,721    $    892,741     $    667,912
    Management

Dreyfus Tax Exempt Cash                  $ 5,057,254    $  4,145,013     $  3,237,820
    Management

Dreyfus Treasury Cash Management         $ 9,880,140    $  6,814,973     $  5,650,706

Dreyfus Treasury Prime Cash Management   $10,346,638    $  7,970,889     $  5,339,629



      All expenses incurred in the operation of a Fund are borne by the Fund, except to the extent specifically assumed by the Manager as described below. The expenses borne by each Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors or employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Each fund bears certain expenses with respect to its Administrative Shares, Investor Shares and Participant Shares in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Service Plans."


      As to each Fund, the Manager has agreed that the Manager, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets and (ii) as to Administrative Shares, Investor Shares and Participant Shares, payments made pursuant to the Fund's Service Plan with respect to each such class of shares at the annual rate set forth in the Service Plan. See "Service Plans." The Manager may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2004.


      In addition, each Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

      Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.



                                HOW TO BUY SHARES

      Each Fund offers four classes of shares--Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. The classes are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See
"Service Plans."

      The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, an investor may be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

      The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Institutional Yield Advantage, Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

      Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.

      Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Funds, investors should call Dreyfus Institutional Services at one of the telephone numbers listed on the cover.

      Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

      Taxable Funds--Each of these Funds' net asset value per share is determined three times daily: (i) as of 12:00 Noon, Eastern time, (ii) as of 5:00 p.m., Eastern time, and (iii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for regular business.

      As to each Taxable Fund, except Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management, orders placed with Dreyfus Institutional Services prior to 5:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

      As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders placed with Dreyfus Institutional Services in New York prior to 3:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., Eastern time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.

      Orders effected through a compatible computer facility after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

      Tax Exempt Funds-- The net asset value per share of Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management is determined twice daily: (i) as of 12:00 Noon, Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business. The net asset value per share of Dreyfus Municipal Cash Management Plus is determined twice daily: (i) as of 2:00 p.m., Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business.

      As to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 12:00 Noon, Eastern time, will be effective at the price determined at 12:00 Noon, Eastern time, on that day. As to Dreyfus Municipal Cash Management Plus, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 2:00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m., Eastern time, on that day. Shares of the respective Fund so purchased will receive the dividend declared on that day.

      Orders effected through a compatible computer facility after 12:00 Noon, Eastern time (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 12:00 Noon (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time) and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

      Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and an order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

                                SERVICE PLANS
                 (ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                           PARTICIPANT SHARES ONLY)

      Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each Fund has adopted a separate plan (the "Service Plan") with respect to the Fund's Administrative Shares, Investor Shares and Participant Shares pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent will provide holders of Administrative, Investor or Participant Shares a consolidated statement. The Service Agent generally also will provide the holders of Investor or Participant Shares checkwriting privileges and, in the case of Participant Shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and at no time will such amount exceed the maximum amount permitted to be paid under the NASD Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that each Fund's Service Plan will benefit such Fund and the holders of its Administrative Shares, Investor Shares and Participant Shares.

      A quarterly report of the amounts expended under each Service Plan, and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Shares, Investor Shares, or Participant Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. Each Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.


      Set forth below are the total amounts paid by each Fund pursuant to its Service Plan during the fiscal year ended January 31, 2003 to the Distributor, for distributing, advertising and marketing and for Servicing such classes of shares.


                            Total Amount
Name of Fund              Paid Pursuant to
and Share Class             Service Plan


DREYFUS CASH
   MANAGEMENT
Administrative Shares     $   551,054
Investor Shares           $ 4,263,078
Participant Shares        $   791,514

DREYFUS CASH
   MANAGEMENT PLUS
Administrative Shares     $ 1,347,219
Investor Shares           $ 5,563,887
Participant Shares        $ 3,384,066

DREYFUS GOVERNMENT
  CASH MANAGEMENT
Administrative Shares     $   981,642
Investor Shares           $ 4,242,441
Participant Shares        $ 2,291,580

DREYFUS GOVERNMENT
  PRIME CASH
  MANAGEMENT
Administrative Shares     $   166,630
Investor Shares           $   672,628
Participant Shares        $ 1,531,075

DREYFUS MUNICIPAL
  CASH MANAGEMENT
  PLUS
Administrative Shares     $    65,803
Investor Shares           $   231,707
Participant Shares        $    58,760

DREYFUS NEW YORK
  MUNICIPAL CASH
  MANAGEMENT
Administrative Shares     $     4,577
Investor Shares           $    48,551
Participant Shares        $     4,246

DREYFUS TAX EXEMPT
  CASH MANAGEMENT
Administrative Shares     $    94,275
Investor Shares           $   410,986
Participant Shares        $   569,194

DREYFUS TREASURY
  CASH MANAGEMENT
Administrative Shares     $   121,226
Investor Shares           $ 2,965,993
Participant Shares        $   419,043

DREYFUS TREASURY
  PRIME CASH
  MANAGEMENT
Administrative Shares     $   130,499
Investor Shares           $ 3,609,159
Participant Shares        $ 1,746,154



                           SHAREHOLDER SERVICES PLANS
                           (INSTITUTIONAL SHARES ONLY)

      Each Fund, as to its Institutional Shares only, has adopted a separate Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse the Distributor an amount not to exceed the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided to holders of Institutional Shares may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under each Plan and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members of such Fund cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

      The total amounts payable by each Fund pursuant to its Plan with respect to Institutional Shares for its most recent fiscal year were borne by the Manager pursuant to an agreement in effect. See "Management
Arrangements."

                              HOW TO REDEEM SHARES

      General. Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Institutional Services or other authorized entity of a redemption request in proper form, except as provided by the rules of the SEC.

      Taxable Funds--If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

      Tax Exempt Funds--If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or other authorized entity by 12:00 Noon, Eastern time (or, as to Dreyfus Municipal Cash Management Plus, by 2:00 p.m., Eastern time), the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 12:00 Noon, Eastern time (or, as to Dreyfus Municipal Cash Management Plus, after 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 12:00 Noon (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time) and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

      Redemption by Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve

      Redemption Commitment. Each Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.


                        DETERMINATION OF NET ASSET VALUE

      Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to the Tax Exempt Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include consideration of: yields or prices of Municipal Bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

      The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

      New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

                              SHAREHOLDER SERVICES

      Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund (which offers Institutional Shares and Investor Shares only). To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

      An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Institutional Services by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

      No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.


      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of one class of a Fund, shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund or shares of Dreyfus Institutional Yield Advantage Fund (which offers Institutional Shares and Investor Shares only), if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.


      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

      The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended January 31, 2003. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

      Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or Fannie Mae, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment. Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.


                             PORTFOLIO TRANSACTIONS


      Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may reflect the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.


      Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising each Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.


                                YIELD INFORMATION


      For the seven-day period ended January 31, 2003, the yield and effective yield for Institutional Shares, Administrative Shares, Investor Shares, and Participant Shares of each Fund were as follows:


Name of Fund and Class              Yield                  Effective Yield
----------------------              -----                  ---------------

Dreyfus Cash Management

Institutional Shares                1.22%                  1.23%
Administrative Shares               1.12%                  1.12%
Investor Shares                     0.97%                  0.98%
Participant Shares                  0.82%                  0.82%

Dreyfus Cash Management Plus

Institutional Shares                1.30%                  1.31%
Administrative Shares               1.20%                  1.20%
Investor Shares                     1.05%                  1.05%
Participant Shares                  0.91%                  0.91%

Dreyfus Government Cash Management

Institutional Shares                1.25%                  1.26%
Administrative Shares               1.15%                  1.16%
Investor Shares                     1.00%                  1.00%
Participant Shares                  0.85%                  0.85%

Dreyfus Government Prime Cash
Management

Institutional Shares                1.17%                  1.17%
Administrative Shares               1.07%                  1.07%
Investor Shares                     0.92%                  0.92%
Participant Shares                  0.77%                  0.77%

Dreyfus Treasury Cash Management

Institutional Shares                1.13%                  1.14%
Administrative Shares               1.03%                  1.03%
Investor Shares                     0.88%                  0.88%
Participant Shares                  0.73%                  0.73%

Dreyfus Treasury Prime Cash
Management

Institutional Shares                1.15%                  1.15%
Administrative Shares               1.04%                  1.05%
Investor Shares                     0.90%                  0.90%
Participant Shares                  0.75%                  0.75%

Dreyfus Municipal Cash Management
Plus

Institutional Shares                1.03%                  1.03%
Administrative Shares               0.92%                  0.93%
Investor Shares                     0.77%                  0.78%
Participant Shares                  0.62%                  0.63%

Dreyfus Tax Exempt Cash Management

Institutional Shares                1.00%                  1.00%
Administrative Shares               0.90%                  0.91%
Investor Shares                     0.75%                  0.75%
Participant Shares                  0.60%                  0.60%

Dreyfus New York Municipal Cash
Management

Institutional Shares                0.98%                  0.98%
Administrative Shares               0.87%                  0.87%
Investor Shares                     0.72%                  0.72%
Participant Shares                  0.58%                  0.58%


      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Administrative Shares, Investor Shares and Participant Shares should be expected to be lower than that of Institutional Shares, the performance of Investor Shares and Participant Shares should be expected to be lower than that of Administrative Shares and the performance of Participant Shares should be expected to be lower than that of Investor Shares.


      As to the Tax Exempt Funds, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 2003 Federal income tax rate of 38.60%, the tax equivalent yield for the 7-day period ended January 31, 2003 for Institutional Shares, Administrative Shares, Investor Shares and Participant Shares of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management was as follows:

Name of Fund and Class                            Tax Equivalent Yield



Dreyfus Municipal Cash Management Plus

Institutional Shares                                      1.68%
Administrative Shares                                     1.50%
Investor Shares                                           1.25%
Participant Shares                                        1.01%

Dreyfus Tax Exempt Cash Management

Institutional Shares                                      1.63%
Administrative Shares                                     1.47%
Investor Shares                                           1.22%
Participant Shares                                        0.98%

      Based upon a combined 2003 Federal, New York State, and New York City personal income tax rate of 45.05%, the tax equivalent yield for the seven-day period ended January 31, 2003 for Dreyfus New York Municipal Cash Management was as follows:

  Dreyfus New York Municipal Cash
  Management

  Institutional Shares                                    1.78%
  Administrative Shares                                   1.58%
  Investor Shares                                         1.31%
  Participant Shares                                      1.06%


      The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management represent the application of the highest Federal marginal personal income tax rate currently in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus represent the application of the highest Federal, New York State and New York City marginal personal income tax rates presently in effect. For Federal income tax purposes, a 38.60% rate has been used, and for New York State and New York City personal income tax purposes, the rates of 6.85% and 3.65%, respectively, have been used. In addition, there may be pending legislation which could affect such stated tax rates or yields. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

      From time to time, each Tax Exempt Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as representative of the Fund's past or future performance.

      Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.

      From time to time, comparative performance information may be used in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Lipper Leaders Ratings, Bank Rate Monitor(TM), iMoneyNet, Inc.'s Money Fund Report(TM), Morningstar, Inc. and other indices and industry publications.

      From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation. From time to time, advertising materials for a Fund may also refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising materials for a Fund also may discuss the availability and benefits of offering the Funds as investment vehicles for commercial sweep accounts, and may discuss statistics, data, and industry trends in this regard. From time to time, Fund materials may promote the full range of capabilities of Dreyfus Institutional Services, including offering investment options for commercial sweep programs, strategic partnerships, and wholesaler, operations and administration, marketing, and value added services.

      In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into over a one trillion dollar industry.


      Each Fund is a member of the Dreyfus Family of Cash Management Funds, which are designed to meet the needs of an array of institutional investors. As of May 6, 2003 the total net assets of all of the funds comprising the Dreyfus Family of Cash Management Funds amounted to approximately $62.0 billion.


                           INFORMATION ABOUT THE FUNDS

      Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Under Massachusetts law, shareholders of a Fund (other than Dreyfus Cash Management Plus, which is a Maryland corporation) could, under certain circumstances, be held liable for the obligations of the Fund. However, each Funds' Agreement and Declaration of Trust (each, a "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Board members. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of Dreyfus Cash Management Plus, or two-thirds, in the case of each other Fund, of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Company's Board has authorized the creation of two series of shares. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of the other portfolio. The Company has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectuses or this Statement of Additional Information about another Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectuses and this Statement of Additional Information.

      Each Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of each Fund.

                                   APPENDIX A
                            (DREYFUS CASH MANAGEMENT
                                       AND
                       DREYFUS CASH MANAGEMENT PLUS, INC.)

      Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper Ratings and Short-Term Ratings

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.


Bond Ratings and Long-Term Ratings

      Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

      Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

      Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                                   APPENDIX B
                               (TAX EXEMPT FUNDS)


      Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

      An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

Municipal Note Ratings

                                      SP-1

      The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

      The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

                                       Aaa

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Generally, Moody's provides either a generic rating or a rating with a numerical modifier of 1 for bonds in each of the generic rating categories Aa, A, Baa, Ba and B. Moody's also provides numerical modifiers of 2 and 3 in each of these categories for bond issues in health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

Municipal Note Ratings

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                  MIG 1/VMIG 1

      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                  MIG 2/VMIG 2

      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

      Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

      Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                                   APPENDIX C


           RISK FACTORS--INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

      The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

Recent Events and Special Considerations; 2003-04 Legislative Budget

      The September 11, 2001 terrorist attacks in New York City and the lingering effects of the national recession are expected to have continued adverse consequences for the State. The State believes their impact is adequately reflected in the current financial forecast, but the combined effect of both factors adds significant uncertainty to the 2002-03 budget and plan (the "2002-03 Financial Plan").

      Another uncertainty is the assumed performance of the financial sector. The securities industry is more important to the State economy than to the national economy as a whole, amplifying the impact of continued volatility in the financial markets. A further reduction in financial sector jobs coupled with a large negative change in stock market performance during the forecast horizon would result in wage and unemployment levels that are significantly different from those embodied in the current forecast.

      Further financial uncertainty exists because the State, as a result of the failure of the Legislature to authorize the securitization of tobacco payments, is operating with relatively low cash balances through the first quarter of the 2003-04 fiscal year, even after the imposition of a strict austerity spending plan that is intended to severely limit discretionary spending during this period. The State is preparing to implement additional cash management actions in 2003 if tax receipts fall below projected levels. It is possible that recent litigation affecting Philip Morris USA may weaken the demand for tobacco-related bonds, as investors become less confident that the tobacco companies will be able to satisfy their future payment obligations under the master settlement agreement (the "MSA"). However, the State believes that the enhanced security structure contemplated for the tobacco settlement bonds will be sufficient to allay investor concerns.

      Aside from the recent terrorist attacks in New York City, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's 2002-03 Financial Plan and beyond. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control.

      Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations. Historically, financial sector bonus income has been closely tied to security firm profits. The State is forecasting a significant decline in financial sector profits for 2002. The State also expects that the decline in equity values observed since early 2000, combined with changes in the average holding period for equities, will produce a decline in capital gains realizations for this year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and could fall substantially below expectations.

      An ongoing risk to the 2002-03 Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2002-03 Financial Plan assumes no significant federal disallowances or other federal actions that could adversely affect State finances.

      In the past, the State has taken management actions to address potential financial plan shortfalls, and the State believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against such risks, the State is maintaining a total of $716 million in General Fund reserves.

      The financial services sector is an important contributor to the State's economy and revenue structure. The persistent steady decline in the equity markets over the last several months substantially increases the risk of revenue losses in excess of those forecast in the 2002-03 Financial Plan. However, at this juncture, it is too early to predict with confidence the impact of current market stress on 2002-03 receipts.

      The State receives a substantial portion of tax receipts from the income and profits of financial service employees and companies. In addition, taxable income of State taxpayers is affected by the value of equities in the form of reported capital gains on stock transactions. Although the State is forecasting a significant decline in financial sector profits for 2002 and in capital gains realizations for fiscal year 2002-03, recent events suggest that actual results are likely to be even lower than expected. Accordingly, given the current heightened level of market uncertainty, it is not possible at this point in the fiscal year to predict the revenue impact of current market conditions on 2002-03 receipts.

      2003-04 Legislative Budget. On April 29, 2003 the State Legislature began to amend and enact various appropriations for the support of government (the "2003-04 Legislative Budget") submitted by the Governor as his 2003-04 Executive Budget (the "Executive Budget"). Increases in appropriations in the Executive Budget are subject to line-item veto by the Governor. If the Governor vetoes an appropriation or bill (or a portion thereof) related to the 2003-04 Legislative Budget, these items can be reconsidered in accordance with the rules of each house of the Legislature. If approved by two-thirds of the members of each house, such items will become law notwithstanding the Governor's veto. A preliminary analysis by the Division of the Budget (the "DOB") finds that the 2003-04 Legislative Budget:

o increases 2003-04 spending above the Executive Budget by almost $2.8 billion on a gross basis and by almost $2.4 billion net after factoring in cash rolls into 2004-05; is out of balance by $1.5 billion in the current 2003-04 General Fund; and will likely require a mid-year legislative session to maintain balance throughout the year;

o increases the outyear budget gaps to $5.3 billion in 2004-05 and $7.7 billion in 2005-06, or $13 billion for the next two years;

o creates periodic negative cash flow conditions in 2004-05, especially in the first fiscal quarter, by rolling out spending to the outyears (to maintain balance under this plan would require aggressive use of cash management actions such as permanently delaying aid payments to localities and school districts or forcing a return to intra-year seasonal borrowing by the State);

o results in an annual spending increase of $1.3 billion (3.3%) in the General Fund and $3.9 billion (4.3%) in All Funds, in contrast to the inflation rate of 2.3%; and

o creates negative program impacts including those that may result in curtailment of key services and/or significant layoffs.

      The 2003-04 Legislative Budget changes do not fund over $1.6 billion in new costs in the next three years that have arisen since introduction of the Executive Budget. In addition, it adds $10.4 billion in spending over the next three years, but identifies only $4.4 billion in new resources to pay for these costs. As a result, the current year has a potential $1.5 billion budget shortfall, and the outyear gaps increase to $5.3 billion and $7.7 billion--for a total $13 billion.
Based on actual results for 2002-03 and preliminary results through the end of April 2003, the State believes that 2003-04 receipts will be $300 million below Executive Budget projections. In addition, DOB estimates that the level of pension costs for 2003-04 would be approximately $100 million higher than the April revisions to the 2003-04 Financial Plan estimates and $434 million more in 2004-05. The Legislative Budget plan fails to accommodate these new costs.

Economic and Demographic Trends

      U.S. Economy. Although the national economic recovery weakened substantially toward the end of 2002, the State expects the national economy to expand throughout 2003, with some acceleration of growth in the second half of the year. Real U.S. GDP is expected to grow at an annual rate of 2.4% in 2003, the same rate as in 2002. In an effort to provide additional stimulus to the economy, the Federal Reserve reduced interest rates by 50 basis points in November 2002, for a total reduction since the pre-recession peak of 525 basis points. This has resulted in the lowest short-term interest rates since the early 1960s. In addition, a number of Federal fiscal actions are expected to provide insurance against a double dip recession. By the second half of 2003, an expected revival of investment spending will increase the GDP growth rate. An improving economy, along with higher oil prices, will likely result in higher inflation. The CPI is expected to rise by 2.4% in 2003, after an increase of 1.6% in 2002. The unemployment rate is expected to average 5.8% in 2003.

      State Economy. The New York economy suffered more than the nation as a whole during the recession, due to the September 11 devastation of downtown New York City and the importance of the finance and tourism industries to the State economy. Only now are there signs of an economic turnaround. Total State employment is expected to rise 0.7% in 2003, following a decline of 1.6% for 2002. Private sector employment is expected to rise 0.9% in 2003, following a decline of 2.1% for 2002. Bonus payments paid to financial services workers have been reduced significantly due to the recession and the steep decline in the stock market. On a calendar year basis, bonuses are estimated to have fallen 23% for 2002, followed by a 10.2% decline projected for 2003. In the aftermath of the bursting of the stock market bubble, it is expected that for the next two years bonuses in the finance and insurance sector will remain at about one-half of their 2001 peak level. Wages are expected to rise 2.3% in 2003, following a decline of 3.2% for 2002. Total State personal income is projected to increase 3.1% in 2003.

      The City of New York. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

      On September 11, 2001, two hijacked passenger jetliners flew into the World Trade Center ("WTC"), resulting in a substantial loss of life, destruction of the WTC, and damage to other buildings in the vicinity. Trading on the major New York stock exchanges was suspended until September 17, 2001, and business in the financial district was interrupted. Recovery efforts were completed on May 30, 2002.

      Recovery, cleanup, and repair efforts will result in substantial expenditures. The U.S. Congress passed emergency legislation that authorized $40 billion for disaster assistance, increased security costs, the rebuilding of infrastructure systems and other public facilities, and disaster recovery and related activities. Congress and the President have already appropriated over $10 billion of this amount for disaster assistance in New York, Pennsylvania, and Virginia. The President has submitted a bill to Congress that would bring the total commitment of federal disaster assistance for New York to $21.4 billion. In addition, the State legislature increased the financing capacity of the New York City Transitional Finance Authority (the "TFA") by $2.5 billion to fund recovery costs, and has authorized the TFA to issue debt without limit as to principal amount that is payable solely from State or federal aid received on account of the disaster.

      On March 9, 2002, the President signed nationwide stimulus legislation that includes $5.5 billion toward the $21.4 billion commitment, in the form of temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the area surrounding the WTC site. The Liberty Zone provisions expand the work opportunity tax credit, provide a bonus 30% depreciation deduction, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in New York City, and increase the small business expensing limit.

      The City is seeking to be reimbursed by the federal government for all of its direct costs for response and remediation of the WTC site. These costs are now expected to be substantially below previous estimates. The City also expects to receive federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the September 11 attack.

      For the 2000-2001 and 2001-2002 fiscal years (ended June 30), the City's General Fund had operating surpluses of $2.9 billion and $682 million, respectively, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.

      The June 2002 financial plan included gap-closing actions of $4.8 billion that balance the 2002-2003 budget. The 2002-2003 gap-closing program included resources from agency actions and actions to be taken by the federal and State governments and the municipal unions. The 2002-2003 budget also includes $1.5 billion in bond proceeds to mitigate a portion of the lost tax revenues related to the attack on the WTC on September 11, 2001.

      On January 28, 2003, the City released a modification to its four-year financial plan, which incorporates changes since the June 2002 financial plan. Compared to the June Plan, the January modification projects significantly lower tax revenues due to the continuing decline in financial services sector profits, and reflect other revised forecasts, such as significantly higher pension costs. The modification also reflects the implementation of an 18.49% property tax increase, effective January 1, 2003, as well as agency actions to reduce planned spending and increase revenues that were included in the November modification.

      The January modification assumes the successful implementation of a program to close projected gaps of approximately $486 million in fiscal year 2002-2003 and $3.4 billion in fiscal year 2003-2004. The modification includes further reductions in planned agency spending, revenue increases, and City proposals that require approval by the State ($1.7 billion) and federal governments ($850 million) and the municipal unions ($600 million). The gap-closing program also assumes a $600 million retroactive payment and an ongoing $92 million payment from the Port Authority of New York and New Jersey for airport leases. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining and assumes no reduction in the level of State aid.

      Metropolitan Transportation Authority (the "MTA"). The MTA reported that certain portions of its regional transportation operations were affected by the terrorist attack on the WTC. The MTA noted that the most significant infrastructure damage involved the subway tunnel running beneath the WTC on the #1 and #9 subway lines that will need to be completely rebuilt, along with the related stations and infrastructure, and damage to the N/R Line Cortland Street Station. On April 11, 2002, the Capital Program Review Board approved an amendment to the 2000-2004 Capital Program which identified insurance proceeds as the funding source for the reconstruction of the #1 and #9 subway lines damaged in the WTC attacks, increasing the overall plan by $162 million. The MTA Board has approved an interim financial plan for the years 2003 and 2004 for itself and the other related entities (the "2003-2004 Financial Plan"). Fare and toll increases are currently being considered. State law requires the MTA to prepare a strategic operations plan each July for the five-year period commencing January 1 of the following year that includes estimates of operating costs and resources, estimates of capital costs and resources, the level of structure of fares for each year of the period covered by the plan. The last time the MTA prepared such a five-year plan was in September 1999.

      The related entities were able to maintain their respective operations on a self-sustaining basis during 2001 and 2002. The State advanced the payment of approximately $230 million of receipts scheduled for the first quarter of 2003 into the fourth quarter of 2002, thereby permitting the related entities to operate on a self-sustaining basis for 2002. However, by November 2002, in developing the 2003 and 2004 budgets, it became clear that additional moneys would be needed during the next two years.

      While operating revenues are generally stable, non-operating revenues, including State subsidies and mortgage recording taxes, have been impacted by the recession and the terrorist attack. While real estate activity has generally been active, commercial activity is showing additional signs of weakening and home sales to date have been assisted by low mortgage rates.

      After taking into account internal actions and an additional $12 million in State aid in 2004, the 2003-2004 Financial Plan projects a budget gap of $951 million for calendar years 2003 and 2004. Among the potential gap closing measures are service cuts, securing additional inter-governmental assistance, and increasing fares and tolls.

      Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2002-03 fiscal year or thereafter.

      To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation creating the Nassau County Interim Finance Authority. The Authority has issued $662 million in bonds and $202 million in bond anticipation notes as of February 2003. The Authority may also impose financial plan requirements on Nassau County. The State expects to make a total of $100 million in transitional aid payments to the county over a five year period.

2002-03 State Financial Plan

      The State's fiscal year begins on April 1st and ends on March 31st. The State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2002-03 fiscal year on March 26, 2002 and the remaining appropriations and accompanying legislation constituting the 2002-03 Financial Plan on May 16, 2002. The Governor did not veto any legislative additions to the budget.

      Overview of 2002-03 Results. In the revised 2002-03 Financial Plan dated February 28, 2003 (the "February Financial Plan"), the State projected a 2002-03 budgetary imbalance of $2.4 billion in the General Fund attributable primarily to a projected revenue shortfall of $2.2 billion. The State achieved $700 million in administrative savings during the year to reduce the imbalance to $1.7 billion. To help close the remaining projected 2002-03 imbalance, improve the State's cash flow position, and reduce the projected budget gaps in 2003-04 and 2004-05, the Governor proposed selling a portion of the State's future share of tobacco settlement payments to a statutorily created, bankruptcy-remote corporation. Under the Governor's plan, the State would have received $1.9 billion in revenues from the sale in 2002-03, $1.9 billion in 2003-04, and $400 million in 2004-05.

      However, the State Legislature failed to enact legislation authorizing the tobacco settlement sale during 2002-03 and has yet to enact such legislation in 2003-04. Therefore, to eliminate the remaining $1.7 billion imbalance in 2002-03 and maintain reserves at a level consistent with the February Financial Plan, the State implemented a contingency plan in which it deferred $1.9 billion in planned spending to 2003-2004.

      General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2002-03 fiscal year, the General Fund is expected to account for approximately 42% of All Governmental Funds disbursements.

      Accounting Reclassification. In 2002-03, the State Comptroller chose to restate the classification of debt service payments to the Revenue Bond Tax Fund (the "RBTF") (where debt service is paid on personal income tax revenue bonds). This restatement has the effect of shifting over $4 billion in personal income tax receipts out of the General Fund and, after a deduction for debt service, transferring these funds back to the General Fund. Both reported personal income taxes and reported debt service spending in the General Fund are thereby distorted.

      2002-03 General Fund Operating Results. To keep the 2002-03 fiscal year in balance, the State implemented $700 million in administrative actions and, in the absence of planned revenues from the tobacco settlement sale, deferred $1.9 billion in discretionary aid payments originally planned for 2002-03 into early 2003-04. After those actions, the State ended the 2002-03 fiscal year with available General Fund cash resources of $1.01 billion ($815 million in the General Fund and $200 million in the refund reserve account), $10 million above the revised February Financial Plan projection of $1.0 billion. The positive variance was due to slower-than-projected spending from the Community Projects Fund that supports legislative member items.

      The General Fund cash balance at year-end totaled $815 million. The balance is comprised of $710 million in the TSRF, $20 million in the Contingency Reserve Fund to pay costs related to litigation against the State, and $85 million in the Community Projects Fund, which pays primarily for legislative "member items."

      The closing balance excludes amounts on deposit in the refund reserve account. The State ended the 2002-03 fiscal year with $627 million on deposit in the refund reserve account. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one year to the next. Changes to the refund reserve affect the level of reported personal income tax receipts.

      General Fund Receipts. General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale that the Legislature has not yet approved, but also incorporated a contingency plan (since implemented) to defer payments if the tobacco sale was delayed. The tobacco settlement revenues were budgeted as higher miscellaneous receipts in the February Financial Plan.

      The remaining shortfall of $441 million was spread among taxes and miscellaneous receipts, with the largest shortfalls occurring in personal income taxes ($279 million), business taxes ($92 million), and miscellaneous receipts ($94 million).

--------------------------------------------------------------------------------
                       General Fund Receipts and Transfers
                          Summary of 2002-03 Revisions
                              (Dollars in millions)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 Enacted       Change      February       Change      Actual*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Taxes               35,076       (2,481)      32,595          (403)      32,192
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misc. Receipts       2,148        1,937        4,085        (1,994)       2,091
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Transfers            2,674          384        3,058            56        3,114
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL               39,898         (160)      39,738        (2,341)      37,397
--------------------------------------------------------------------------------

* Preliminary and unaudited. Taxes include transfers from RBTF.

      General Fund receipts and transfers for 2002-03 declined by $2.5 billion in comparison to the enacted budget financial plan adopted in May 2002 (the "Enacted Budget"). Both personal income tax and business tax collections were significantly below the Enacted Budget projections. The revenue shortfall was primarily attributable to a weaker than expected national economy, depressed corporate earnings made worse by the impact of accounting scandals, and continued weakness in the equity markets. These factors led to larger than expected declines in financial service industry employment and incomes, which, given the importance of this sector to the State economy, had a magnified impact on the revenue base.

      General Fund Disbursements. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion from the February Financial Plan. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03 (a decrease of $1.7 billion or 4% from 2001-02 results).

--------------------------------------------------------------------------------------
                      General Fund Disbursements and Transfers
                            Summary of 2002-03 Revisions
                                (Dollars in millions)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                    Enacted   Change    February     Change     Actual*     Actual
                                                                           Adjusted*
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Local Assistance     26,848        59      26,907     (2,020)    24,887      26,713
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
State Ops             7,815       (48)      7,767        (89)     7,678       7,715
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Gen. State Charges    2,847       (77)      2,770        (70)     2,700       2,737
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Transfers             2,704      (381)      2,323         26      2,349       2,349
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
TOTAL                40,214      (447)     39,767     (2,153)    37,614      39,514
--------------------------------------------------------------------------------------

* Preliminary and unaudited. Adjusted actuals account for the impact of $1.9 billion in spending deferrals.

      Compared to the Enacted Budget forecast, actual disbursements were $2.6 billion below projections. Savings from administrative actions that lowered discretionary spending, coupled with the $1.9 billion in deferred spending described above, accounted for most of the variance.

      State Funds. The State Funds Financial Plan comprise that portion of the All Governmental Funds Plan supported exclusively by State taxes, fees and other resources. It includes the General Fund and State-financed special revenue, capital, and debt service funds, but excludes Federal aid.

      2002-03 State Funds Operating Results. State Funds receipts totaled $54.7 billion in 2002-03, a decrease of $3.1 billion from the February Financial Plan. The revenue shortfall in the General Fund accounted for $2.4 billion of the variance. Miscellaneous receipts outside the General Fund were down by $777 million from projections ($778 million in capital project funds, $180 million in the special revenue funds and offset by an increase of $181 million in the debt service funds). The variance in capital projects funds resulted from a delay (from March until May 2003) in a bond sale for the Dedicated Highway program. In the special revenue funds, spending below projections for various health programs produced a corresponding reduction in the level of receipts that needed to be transferred from the Tobacco Control and Insurance Initiative Pool.

      In comparison to the Enacted Budget forecast, State Funds receipts were $3.5 billion lower than projections, primarily reflecting the revenue shortfall in the General Fund and lower than expected revenues in the capital projects and special revenue funds. Actual State Funds disbursements totaled $55.8 billion in 2002-03, a decrease of $3.2 billion from the February Financial Plan projections. The General Fund accounted for $2.2 billion of the spending reduction (see above), followed by capital projects ($581 million), special revenue ($344 million), and debt service ($53 million). Actual spending for capital projects came in below the February Financial Plan primarily as a result of delays in spending across programs financed with authority bonds. In the special revenue funds, spending below projections in several health care accounts and across accounts in the miscellaneous special revenue fund accounted for the $344 million variance.

      In comparison to the Enacted Budget forecast, State Funds disbursements were $3.6 billion lower than projections. The payment deferrals in the General Fund accounted for $1.9 billion of the variance, followed by lower spending in capital projects funds ($747 million) due primarily to the delay in the Dedicated Highway sale, debt service funds ($512 million) primarily as a result of refunding savings and other actions, and special revenue funds ($101 million) spread across a number of funds and accounts.

      The closing balance in the State Funds Financial Plan totaled $1.3 billion, a decrease of $254 million from the February Financial Plan. The balances were comprised of $815 million in the General Fund, and balances of $894 million in special revenue funds, and $158 million in the debt service funds, offset by a deficit of $560 million in the capital projects funds.

      Update to 2003-04 Projections. Under the 2003-04 Legislative Budget, State Funds spending grows by $3.8 billion over 2002-03, after adjusting for the impact of payment deferrals. The annual growth rate in State Funds is 6.6%, or roughly three times the rate of inflation. In contrast, the Executive Budget recommended no growth in the State Funds Budget for 2003-04. The growth in Sate Funds spending under the Legislative Budget consists primarily of certain General Fund additions described previously and increases in health-related programs, capital spending and other activities financed from special revenue funds.

      All Funds. The All Governmental Funds Financial Plan (the "All Funds Plan") includes Federal aid received by the State, making it the broadest measure of the State budget. The All Funds Plan records the operations of the four governmental fund types: the General Fund, special reserves funds, capital projects funds, and debt service funds.

      2002-03 All Funds Results. Actual disbursements in the All Funds Plan for 2002-03 totaled $89.1 billion, a decrease of $1.8 billion from the February Financial Plan projections. The decline in State Funds spending of $3.2 billion, offset by an increase in Federal spending of $1.4 billion, accounted for the change. Federal Medicaid spending exceeded planned levels by $1.2 billion due mainly to the realization of one-time payments under the disaster assistance program implemented following the September 11th terrorist attacks. Disbursements supported by Federal aid also increased for Children and Family Services ($377 million) and education ($264 million). Federal spending for cleanup and reconstruction services at the World Trade Center site ($1.1 billion), which, like most Federal aid, is directly tied to the actual costs incurred, was $684 million below projections.

      Federal receipts are typically received in the State fiscal year in which spending is incurred; therefore, the revisions to Federal receipts closely correspond to the adjustments to federally reimbursed spending. Accordingly, actual receipts in the All Funds Plan for 2002-03 totaled $88.1 billion, a decrease of $2.3 billion from the February Financial Plan projections. Federal aid exceeded projections by $805 million, but was more than offset by a $3.1 billion decline in State Funds reserves.

      All Funds Plan receipts and disbursements were lower than the Enacted Budget forecast by $610 million and $500 million, respectively. The main reasons for the change were higher than expected Medicaid spending and the inclusion of Federal pass-through spending related to the World Trade Center in the Financial Plan offset by the spending delays and revenue shortfalls in the General Fund described above. Prior to the executive budget financial plan (the "Executive Budget") issued January 29, 2003, Federal pass-through spending, which represents Federal aid that flows through the State to New York City and other localities, but is counted by the State Comptrollers as State spending, was excluded from the State's Financial Plan projections.

      Update to 2003-04 Projections. All Funds spending grows by $3.9 billion or 4.3% over 2002-03 under the Legislative Budget, after adjusting for the impact of payment deferrals. Legislative restorations for Medicaid, which result in increased levels of Federal spending, and the General Fund adds described above, are responsible for most of the increase. As with State Funds, the Executive Budget called for no growth in the All Funds Budget in 2003-04.

2003-04 State Financial Plan

      2003-04 Status Report. On March 10, 2003, the Governor and legislative leaders reached consensus on the revenue forecast for 2002-03 and 2003-04. It was agreed that the revenue estimates contained in the 2003-04 Executive Budget (as amended) and the economic forecast supporting the estimates were reasonable and would serve as the basis for budget deliberations.

      Based on 2002-03 results, the State believes that 2003-04 General Fund tax receipts may be $150 million below the February Financial Plan projections. In addition, the State has recommended a level of pension costs for 2003-04 that would be approximately $100 million higher than the February Financial Plan estimates. Together, the potential revenue shortfall and pension increases would add roughly $250 million in unbudgeted costs to the 2003-04 Financial Plan. The State expects that the financing of the new costs will be part of the final resolution of the 2003-04 budget.

      General Fund spending for 2003-04 is projected at $40.8 billion, an increase of $1.3 billion or 3.3% from 2002-03 actual disbursements adjusted for temporary spending delays of $1.9 billion. The annual increase in spending is primarily the result of $2.6 billion in legislative adds in the 2003-04 Legislative Budget and $100 million in new pension costs that went unfunded in the 2003-04 Legislative Budget, offset by approximately $390 million in avails including the Legislature's proposal to roll Tuition Assistance and Medicaid program spending out of 2003-04 and into early 2004-05.

      The Executive Budget had recommended 2003-04 spending at $38.5 billion, a decrease of $1.3 billion or 3.2% from the prior year.

      Cash Flow/Tobacco Securitization. The Legislature has not yet authorized the securitization of tobacco payments. Thus, the State's cash flow position is expected to be extremely tight, especially during the first quarter of the 2003-04 fiscal year. However, the State's flow of funds and the statutory and technical capability of the State to manage disbursements should provide sufficient means to maintain cash balances while continuing to enforce a statewide austerity plan that is expected to severely limit the level of spending authorized in the emergency bills. The State is monitoring its cash flow on a daily basis, and will make decisions on what spending to recommend in the interim budget bills on the basis of actual and forecasted results.

      The State's current cash flow projections for the first quarter of 2003-04 are based on the following assumptions:

o tax receipts, including amounts in the April 2003 personal income tax settlement for calendar year 2002, will not materially erode from the level forecast in the February Financial Plan;

o the State will continue to meet all Medicaid, welfare, and payroll obligations, make the formula-based payments to school districts, and provide for other spending necessary to maintain public health and safety;

o the State will defer discretionary spending including reimbursements to school districts for categorical and other educational payments, reimbursement to counties for certain services, and all discretionary non-personal service and capital payments; and

o balances in the TSRF will be used, consistent with State law and past practice, to support cash flow during the fiscal year, but will be restored to the current level of $710 million by the close of the fiscal year.

      The State currently projects positive closing balances on a monthly basis of $2.7 billion in April, $622 million in May, and $240 million in June. However, the month-end balances are relatively low and, based on current cash flow projections, it is possible that the level of resources available to support the daily General Fund cash flow projections may be insufficient on certain days.

      The Senate, Assembly, and Governor have not yet agreed on the structure or amount of a tobacco securitization transaction. To mitigate expected concerns over the structure and security of an unenhanced sale of tobacco settlement revenues, the Governor's original plan envisioned that the State would enhance the security of the bonds to reduce risks to investors and lower total interest costs. Since that time, the parties have proposed several alternatives also intended to enhance the security of the tobacco bonds through the dedication of additional revenues and to differentiate the State's financing from other debt backed solely by payments from the tobacco industry under the MSA and used to reduce overall borrowing costs to a level comparable to a typical State bond sale.

      Economic and Receipts Outlook. When projecting receipts, the State first forecasts the economic outlook for both the nation and the State. After meeting with a group of fiscal and economic experts from different regions of the State and different industry segments, a detailed economic forecast is prepared for both the national and State economies. This economic forecast is used to derive estimates of receipts by using the historical relationship between economic performance and tax collections.

      The State also adjusts for the impact of changes in the State's tax laws on the receipts projections. The State is facing a potential $9.3 billion shortfall in 2003-04, although the Governor's recommendations would close the entire shortfall. The 2003-04 Executive Budget reflects the continued phase-in of tax actions for a variety of taxes, including additional cuts, that total $13.5 billion for 2003-04.

      Receipts Outlook. Estimated General Fund receipts for 2003-04 are projected at $38.19 billion, or $1.75 billion below 2002-03 estimates. After correcting for the Refund Reserve transaction, STAR and RBTF deposits and the impact of tobacco proceeds, General Fund receipts are expected to decrease by $212 million, or less than 1%, from 2002-03 estimates. Adjusted total tax receipts are estimated to increase by $816 million or 2.4% including increases due to proposed revenue actions of over $500 million.

      Tax Collections. The Legislative Budget proposes to temporarily add two new brackets to the personal income tax rate schedule for the 2003 through 2005 tax years. After 2005 the tax rate schedules would revert to current schedules.

      Personal income tax collections for 2003-04 are projected to reach $15.25 billion, a decrease of $1.93 billion (11.2%) from 2002-03 due largely to two factors: a $791 million increased RBTF deposit and a $1.29 billion lower contribution from the Refund Reserve account.
The underlying weakness in income tax liability in 2002 and 2003 is mainly attributable to the significant economic devastation caused by the WTC disaster and its aftermath. Decreases in State employment, wages, Wall Street bonuses, and non-wage income contribute to an estimated adjusted gross income decline for 2002 and a minimal increase for 2003. Gross proceeds minus refunds in the income tax are expected to increase by $190 million in 2003-04 largely reflecting continued weakness in underlying liability.

      User tax and fee receipts in 2003-04 will rise by $456 million, to $7.51 billion. This reflects the impact of $309 million in revenue gains from proposed legislation. Adjusted for these legislative proposals, the underlying growth rate is 2.1%.

      The sales and use tax accounts for nearly 90% of projected user tax and fee receipts. Sales and use tax receipts are responsive to economic trends, such as growth in income, prices, and employment. Growth in disposable income, combined with modest employment gains, produce a projected increase in the base of 4.3% for 2003-04.

      Currently, the State sales and use tax rate is 4%. Under the Legislative Budget on June 1, 2003 to May 31, 2005 the State sales and use tax rate would be increased to 4.25%. The proposal increases 2003-04 revenues by $451 million and 2004-05 revenues by $572 million when compared with the current financial plan.

      User taxes and fees also include cigarette, tobacco, and alcoholic beverage taxes and motor vehicle fees. Generally, the majority of the receipts from these sources are attributable to flat-rate volume-based levies that respond little, if at all, to short-term economic developments (other than price changes impacting consumption) and are marked, in the main, by declining consumption trends.

      In 2003-04, business taxes are expected to total $3.68 billion -- $160 million above 2002-03 estimates.

      Corporation and utility tax receipts in 2003-04 are projected to total $805 million, a decrease of $63 million from 2002-03. This decrease is primarily due to continued stagnation in telecommunications related receipts, and further rate reductions in the utility sector.

      Corporate franchise receipts are projected to increase by $56 million to $1.59 billion in 2003-04, resulting from improved corporate profitability, offset by the impact of enacted tax reductions.

      Other business taxes include franchise taxes on insurance companies and banks. In 2003-04, bank taxes are projected to be $468 million -- $19 million above estimates for 2002-03, reflecting a modest rebound in bank earnings. Net collections from insurance taxes are projected at $818 million, an increase of $148 million from 2002-03, due largely to the proposed law change restructuring the insurance tax.

      Other taxes include receipts from the estate tax, the real property gains tax, pari-mutuel taxes, the racing admissions tax and the boxing and wrestling exhibitions tax.

      In 2003-04, other taxes will yield a projected $771 million, $10 million above expected 2002-03 results. The estimate reflects the expectation of growth in the value of taxable estates offset somewhat by the acceleration of the unified credit/exemption. Pari-mutuel tax receipts are expected to increase due to legislation submitted with this budget to expand wagering opportunities.

      Miscellaneous receipts include license revenues, fee and fine income, investment income, abandoned property proceeds, a portion of medical provider assessments and various nonrecurring receipts.

      Miscellaneous receipts for 2003-04 are estimated at $3.54 billion, a decrease of $547 million from 2002-03. Tobacco proceeds remain flat at $1.90 billion. The decrease of $547 million in other miscellaneous receipts reflects the one-time nature of transactions that added to receipts in 2002-03.

      Disbursements Outlook. The State projects General Fund disbursements of $40.8 billion in 2003-04, an increase of $1.3 billion (3.3%) from 2002-03 actual disbursements adjusted for temporary spending delays of $1.9 billion. The increase in spending is primarily the result of $2.6 billion in legislative adds and $100 million in new pension costs. The Executive Budget had recommended $38.5 billion in spending, a decrease of $1.3 billion (3.2%) from 2002-03.

      Total General Fund disbursement estimates reflect $5.6 billion in savings from various efficiencies including program restructuring, workforce reductions and maximization of Federal and other revenue sources. These reductions are offset by planned spending increases for pensions costs, employee health insurance, debt service and other fixed costs, plus projected programmatic increases in school aid, Medicaid, and higher education. The net decrease in spending is $1.14 billion.

      Grants to Local Governments spending includes financial aid to local governments and non-profit organizations, as well as entitlement payments to individuals. The most significant areas of spending in local assistance are for aid to public schools (45%) and for the State's share of Medicaid payments (21%). Other large areas of spending include mental hygiene programs (6%), higher education programs (5%), children and family services (4%), welfare assistance (4%), general purpose local aid to counties and municipalities (3%), handicapped education programs (3%), and public health programs (2%).

      Local assistance spending declines $1.02 billion from 2002-03 resulting from the combination of cost containment initiatives offset by planned spending growth.

      General Fund spending for school aid is projected at $11.74 billion in 2003-04 (on a State fiscal year basis), a decrease of $559 million (4.5%) from 2002-03. On a school year basis, the annual decrease totals $1.24 billion (8.5%).

      Medicaid spending is estimated at $5.46 billion in 2003-04, a decrease of $482 million (8.1%) from 2002-03. This net decrease results from roughly $1.23 billion in cost reductions related to proposed restructuring of various programs ($1.02 billion) and revenue maximization actions ($207 million), including the restoration of 0.7% hospital and 0.6% home care assessments, offset primarily by projected underlying spending growth of approximately 7.5%.

      Spending on welfare in 2003-04 is projected at $984 million, an increase of $488 million (98.4%) over 2002-03. The year-to-year increase is due primarily to the use of Federal reserve funds in 2002-03 ($465 million).

      Higher Education Services Corporation spending is projected at $407 million, an increase of $90 million (28.5%) from 2002-03. This net change reflects a reduction in available Federal funds ($155 million) and underlying program growth ($176 million), partly offset by a restructuring to provide greater incentives for timely degree completion ($241 million).

      City University of New York spending is projected at $668 million, a decrease of $192 million (22.4%) from 2002-03. The decrease is primarily due to savings measures to be determined by the senior colleges ($91 million), and a reduction in costs due to a one-time retroactive collective bargaining payment made in 2002-03 ($63 million).
All other spending for local assistance programs will total $6.65 billion in 2003-04, a net decrease of $364 million (5.2%) from the current year.

      State Operations accounts project $610 million in annual spending decreases which comprises lower spending in both personal service ($470 million) and non-personal service ($140 million) across almost all Executive agencies. Spending for the Legislature is flat year-to-year and the Judiciary is up $33 million from 2002-03. The State Operations estimates reflect $1.04 billion in savings initiatives. Included in these savings are $481 million from continuation of the strict Statewide hiring freeze, aggressive use of a retirement incentive for State employees, and various actions to restrain non-personal service spending in all agencies. A total of $564 million in additional savings is projected to be available in 2003-04 from various revenue maximization efforts to finance State Operations spending.

      The State's Executive agency All Funds workforce is projected to be 186,000 by the end of 2003-04, a decrease of approximately 10,000 from November 2001, primarily through attrition. This will be the lowest headcount level in decades.

      Nonrecurring Actions. A total of $3.3 billion in nonrecurring actions is incorporated in the 2003-04 Financial Plan, including resources from the securitization of tobacco settlement payments ($2.3 billion), the use of Federal moneys to offset General Fund welfare and other program spending ($408 million), the one-time shift of various pay-as-you-go capital projects to bond financing ($176 million), debt management actions to reduce debt service costs ($163 million), one-year cap of certain benefit increases ($93 million), recoveries of school aid and welfare overpayments ($88 million), and various routine fund sweeps ($101 million).

      Reserves/Closing Balance In The General Fund. The State projects a closing balance of $730 million at the end of the 2003-04 fiscal year, a decline of $453 million from 2002-03. The closing balance of $730 million represents the moneys on deposit in the Tax Stabilization Reserve Fund ($710 million) and the Contingency Reserve Fund ($20 million). The decline is due to the planned use in 2003-04 of balances in the Community Projects Fund ($75 million) and tobacco securitization reserves ($378 million).

      To permanently improve the State's reserve levels, the Executive Budget includes legislation to gradually increase the maximum size of the State's rainy day fund from 2% of General Fund spending to 5%, and to increase maximum annual deposits from 0.2% to 0.5% of spending.

Outyear Projections.

      The State faced potential budget gaps of $10.2 billion in 2004-05 and $11.1 billion in 2005-06 before any 2003-04 Executive Budget recommendations. The Executive Budget proposes $6.8 billion in recurring savings in 2004-05 and 2005-06, and preserves $400 million in tobacco securitization receipts in 2004-05 to help reduce these gaps. The remaining gaps are projected at $2.9 billion in 2004-05 and $4.2 billion in 2005-06. These gaps assume the Legislature will enact the 2003-04 Executive Budget and accompanying legislation in its entirety. These budget gaps do not assume any possible collective bargaining salary increases, or additional spending efficiencies. If the projected budget gap for 2004-05 is closed with recurring actions, the 2005-06 budget gap would be reduced to $1.3 billion.

Litigation

      General. The General Purpose Financial Statements for the 2001-02 fiscal year reported probable awarded and anticipated unfavorable judgments of $698 million, of which $91 million were expected to be paid during the 2002-03 fiscal year.

      Adverse developments in the proceedings could affect the ability of the State to maintain a balanced 2002-03 Financial Plan. The State believes that the proposed 2002-03 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2002-03 fiscal year. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2002-03 Financial Plan resources available for the payment of judgments.

      State Finance Policies. In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of State law which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield, from a not-for-profit corporation to a for-profit corporation. The State and private defendants have separately moved to dismiss the complaint. By decision dated February 28, 2003, the Supreme Court, New York County, granted the defendants' motions to dismiss. In its decision, the court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint.

      Line Item Veto. In Silver v. Pataki, the Speaker of the Assembly of the State of New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature. By order dated June 17, 2002, the Supreme Court, New York County, granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument.

      Budget Process. In Pataki v. McCall, the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated the State Constitution because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and the Assembly. This action would not affect appropriations enacted to pay debt service obligations for the 2001-02 fiscal year.

      By decision and order dated November 7, 2001, the Supreme Court, Albany County, grated the State Comptroller's motion to discuss this action as against the Comptroller, and the plaintiff appealed from that order. By decision and order dated January 17, 2002, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills as a violation of the State Constitution and denied defendants' cross-motions for summary judgment. Defendants have appealed from the January 17, 2002 order to the Appellate Division.

      Real Property Claims. Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al. and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York, and Seneca Nation of Indians, et al v. State, et al., in the United States District Court for the Western District of New York.

      In the Cayuga Indian Nation of New York case, plaintiffs see monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals.

      School Aid. In Campaign for Fiscal Equity, Inc. et al. v. State, et al., plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates the State Constitution and the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State Constitutions and the federal Civil Rights Act. It reversed dismissal of the claims under the State Constitution and implementing regulations of The Civil Rights Act, and remanded these claims for trial.

      By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to the Civil Rights Act. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

      Medicaid. Several cases challenge provisions of State law which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

      In a related case, Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to the Health Care Workforce Recruitment & Retention Act of 2002, which impose a 6% assessment on nursing home gross receipts from patient care services and operating income.

      In a consolidated action commenced in 1992 (Dowd, et al. v. Bane), Medicaid recipients and home health care providers and organizations challenge
(1) the 1992 promulgation by the State Department of Social Services (the "DSS") of a home assessment resource review instrument ("HARRI") to be used by DSS to determine eligibility for and the nature of home health care services for Medicaid recipients, and (2) the DSS policy of limiting reimbursable hours of service until a patient is assessed using the HARRI. In a related case, Rodriguez v. DeBuono, on April 19, 1999, the United States District Court for the Southern District of New York enjoined the State's use of task based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the ground that such use would violate federal Medicaid law and the Americans with Disabilities Act. By order dated October 6, 1999, the Second Circuit reversed the April 19, 1999 order and vacated the injunction.

      On January 9, 2003, a settlement was entered into in Rodriguez, pursuant to which the Department of Health will provide plaintiffs with certain fair hearing rights during a one-year monitoring period. As part of that settlement, the plaintiffs also agreed to discontinue Dowd.

                                   APPENDIX D


      Set forth below, as to each share class of each Fund, as applicable, are those shareholders of record known by each Fund to own 5% or more of a class of shares of the Fund as of May 7, 2002.

Dreyfus Cash Management

      Institutional Shares: (1) Boston & Co, P.O. Box 534005, Pittsburgh, PA 15253-4005 (36.22%); (2) Hare & Co, c/o Bank of New York, Attn: short Term Investment, 1 Wall Street, New York, NY 10005-2501 (8.02%) (3) Mellon Bank NA, Capital Markets Customers, One Mellon Bank Center, Pittsburgh, PA 15258-0001 (6.54%); (4) Melon Bank, Attn: Service Center, 500 Ross Street, Pittsburgh, PA 15262-0001 (6.22%); (5) LABA & Co., c/o La Salle National Bank, P.O. Box 1443, Chicago, IL 60690-1443 (5.42%);.

      Administrative Shares: (1) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (25.45%); (2) Boston
      & Co, Mellon Private Wealth Management, Pittsburgh, PA 15253-4005 (44.50%); (3) Hare & Co, c/o FDC, 67 Broad Street, New York, NY 10004-2415 (10.52%); and (4) Pershing P.O. Box 2052, Jersey City, NJ 07311 (6.59%).

      Investor Shares: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha,1 Wall Street, New York, NY 10005-2501 (31.22%); (2) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (10.20%); (3) Mellon Bank, Attn: Room 154-0940, 505 Ross Street,
      Pittsburgh, PA 15262-0001 (6.81%); (4) Citibank, Fox Chase II San Jose Dist., 120 Wall Street, Fl. 13, New York, NY 10005-3908 (11.62%); (5)
      Boston & Co., Mellon Private Wealth Mgmt., P.O. Box 534005, Pittsburgh, PA 15253-4005 (5.95%); (6) Mellon Bank, Attn: Room 154-0940, 505 Ross Street,
      Pittsburgh, PA 15262-0001 (5.87%).

      Participant Shares: (1) CBNY Investment Services Corp, 320 Park Avenue, New York, NY 10022-6815 (7.66%); (2) Mellon 1st Business Bank, 601 W 5th St, Los Angeles, CA 90071-2004 (13.59%); (3) The Bank in Boulder, 3003 Iris Avenue, Boulder, CO 80301-1901 (10.18%); (4) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201-2776 (42.59%); Wells Fargo Institutional Services,
      Attn: Keith Berger, Northeast 5th Fl., 608 Second Ave. S, Minneapolis, MN 55479-0001 (6.49%).

Dreyfus Cash Management Plus, Inc.

      Institutional Shares: (1) Boston & Co, AC#153-3615, Mellon Private Wealth Management, Pittsburgh, PA 15253-4005 (16.93%); Chicago Mercantile Exchange, Customer Segregated Account, Attn: Pablo De Leon, 30 S Wacker Dr., 8th Fl., N Tower, Chicago, IL 60606-7473 (5.64%).

      Administrative Shares: (1) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-1175 (8.15%); (2) Fleet National Bank, Attn: AJ Ferullo MADE10013H, Boston, MA 02110-1802 (7.49%); (3) Wells Fargo Institutional Services, Attn: Keith Berger, Northstar East 5th fl, 608 2nd Ave S, Minneapolis, MN 55479-0001 (14.14%); (4) Morgan Stanley & Co., Inc., 1 Pierrepont Plaza, Brooklyn, NY 11201-2776 (51.02%); (5) Wells Fargo, Attn: Keith Berger, 608 2nd Ave, fl 8 Minneapolis, MN 55479-0001 (15.85%); Intrepid Capital Fund, 360 Madison Avenue, 21st Floor, New York, NY 10017-7117 (9.06%).

      Investor Shares: (1) Morgan Stanley & Co., Inc., 1 Pierrepont Plaza, Brooklyn, NY 11201 (43.46%); (2) Fleet National Bank, Attn: AJ Ferullo MADE10013H, 100 Federal Street, Boston, MA 02110-1802 (5.01%); (3)
      Mellon Bank, Attn. Room 154-0940, 505 Ross Street, Pittsburgh, PA 15262-0001 (9.80%) (4) Hare & Co., c/o FDC, 67 Broad Street, New York, NY 10004-2415 (5.31%).

      Participant Shares: (1) BNY Clearing Services LLC Special, 111 E. Kilbourn Ave., Ste. 300, Milwaukee, WI 53202-6633 (14.67%); (2) Morgan Stanley & Co., Inc., 1 Pierrepont Plaza, Brooklyn, NY 11201 (43.46%);
      (3) Wells Fargo Brokerage Services, Attn: Keith Berger, Northstar East 5th fl, 608 2nd Ave S, Minneapolis, MN 55479-0001 (15.85%); Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (12.10%).

Dreyfus Government Cash Management

      Institutional Shares: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (11.13%); (2) Hare & Co., c/o FDC, 67 Broad Street, New York, NY 10004-2415 (9.93%); (3) Boston & Co., Mellon Private Wealth Management, Pittsburgh, PA 15253-4005 (14.00%); (4) Bear Stearns Securities Corp., 1 Metrotech Center North, Brooklyn, NY 11201-3870 (10.09%).

      Administrative Shares: (1) Universal Service Administrative, PO Box 1443, Chicago, IL 60690-1443 (31.75%); (2) Fleet National Bank, Attn:
      AJ Ferullo MADE10013H, 100 Federal Street, Boston, MA 02110-1802 (16.47%); (3) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-2126 (11.87%); (4) Morgan Stanley & Co., Inc., 1 Pierrepont Plaza, Brooklyn, NY 11201 (11.51%); (5) Bank One NA, Field Museum of Natural History, 120 S Lasalle St., Fl. 4, Chicago, IL 60603-3405 (6.74%) .

      Investor Shares: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (34.01%); (2) Mellon Bank, RM 154-0940, 505 Ross Street, Pittsburgh, PA 15262-0001 (7.39%); (3) Fleet National Bank, Attn: AJ Ferullo MADE10013H, 100 Federal Street, Boston, MA 02110-1802 (5.31%); (4) Wells Fargo Institutional Svcs. LLC, Attn: Keith Berger, Northeast 5th Fl., 608 Second Ave. S, Minneapolis, MN 55479-0001 (10.93%); (5) Hare & Co., c/o Bank of New York, Attn: Bimal Saha, 1 Wall St., Fl. 2, New York, NY 10005-2501 (8.61%); (6) Bear Stearns Securities Corp., FBO 026-72422-12, 1 Metrotech Center North, Brooklyn, NY 11201-3870 (7.12%).

      Participant Shares: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (64.95%); (2) Laba & Co Inc., Corp Trust Escrow, c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443 (31.40%).

Dreyfus Government Prime Cash Management

      Institutional Shares: (1) NatCity Investments Inc., Operations Dept, 629 Euclid Ave, 13th fl Loc 3131, Cleveland, OH 44114-3007 (61.77%); (2) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (7.84%).

      Administrative Shares: (1) Lisa W Burtzloff TTEE O/T Lisa W Burtzloff Living Trust DTD 1-4-01, P.O. Box 3535, Rancho Santa Fe, CA 92067-3535 (8.00%); (2) Pacific Credit Corp., 6260 Lookout Road, Boulder, CO 80301-3685 (11.40%); (3) Richard Frank & Constance Frank, Frank Family Tr. DTD 5/10/89*, 47 Beverly Park, Beverly Hills, CA 90210-1546 (9.67%).

      Investor Shares: (1) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (13.15%); (2) Citibank NA FBO XEROX, 111 Wall St, 14th fl, New York, NY 10005 (16.99%); (3) Hudson Valley Bank, 21 Scarsdale Rd, # Dept, Yonkers, NY 10707-3204 (13.50%); (4) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N College Street, Fl. 3, Charlotte, NC 28255-0001 (9.64%).

      Participant Shares: (1) First Republic Bank, Investment Division, 1888 Century Park E, Los Angeles, CA 90067-1702 (40.79%); (2) Mellon 1st Business Bank, 601 W 5th Street, Loss Angeles, CA 90071-2004 (19.54%); (3) Pershing LLC, P.O. Box 2052, Jersey City NJ 07303-2052 (6.89%); (4) The Addis Group, 2300 Renaissance Blvd., King of Prussia, PA 19406-2772 (6.82%).

Dreyfus Treasury Cash Management

      Institutional Shares: (1) Boston & Co, 153-3615, 10500291000, P.O. Box 534005, Pittsburgh, PA 15253-4005(45.85%); (2) Hare & Co., c/o Bank of
      New York, Attn: Bima Saha, 1 Wall Street, New York, NY 10005-2500
      (10.31%).

      Administrative Shares: (1) Wells Fargo Brokerage Services, Attn: Keith Berger, Northstar East 5th fl, 608 2nd Ave S, Minneapolis, MN 55479-0001 (40.71%); (2) Chase Manhattan Bank Common, Custody Services Group, Attn: Lily Nickerson VP, 14201 Dallas PKWY, Dallas, TX 75254-2916 (11.44%); (3) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (43.60%).

      Investor Shares: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St fl 2, New York, NY 10005-2501 (18.50%); (2) Wells Fargo Bank MN NA, Attn: Cash Sweep Department, MAC #N9306-04C, 733 Marquette Ave, Minneapolis, MN 55479-0001 (10.75%); (3) Mellon Bank, AIS PT In-Process Account, Invest PRDTS-Theresa Wojiczak-EA, Three Mellon Bank Ctr RM 153-250, Pittsburgh, PA 15259-0001 (9.41%); (4) ISO New England Inc, Cash Deposit, 1 Sullivan Rd, Holyoke, MA 01040-2841 (7.94%); (5) National Bank of Arizona, Corp Trust Division, 3101 N. Central Ave Ste 200, Phoenix, AZ, 85012-2645 (6.87%); (6) Mellon Bank, AIS PT In-Process Account, Invest PRDTS-Theresa Wojiczak-EA, Three Mellon Bank Ctr RM 153-250, Pittsburgh, PA 15259-0001 (6.74%).

      Participant Shares: (1) Laba & Co Inc., Corporate Trust Escrow Only, c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443 (32.61%); (2) Mellon Investor Services, Fbo Extera Systems, 85 Challenger Rd., Ridgefield Pk., NJ 07660-2104 (58.53%); (3) Suntrust Equitable Securities,
      Attn: Center 3907 23rd Fl., 300 Peachtree Street NE, Atlanta, GA 30308-3210 (6.11%).

Dreyfus Treasury Prime Cash Management

      Institutional Shares: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St Fl 2, New York, NY 10005-2500 (15.32%); (2) Chase Manhattan Bank Common C Services Group, Attn: Lilly Nickerson VP, 14201 Dallas Parkway, Dallas, TX 75254-2917 (6.29%); (3) First Interstate Bank of Oregon Investment Division, 1300 SW 5th Ave, Portland, OR 97201-5667 (9.01%); (4) Allen & Co, 505 5th Ave, Suite 900, Seattle, WA
      98104-3821 (10.28%); (5) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N College St., Fl. 3, Charlotte, NC 28255-0001, (6.26%); (6) Bear Stearns Securities Corp., FBO 026-72422-12, I Metrotech Center North, Brooklyn, NY 11201-3870 (5.30%); (7) VAR & Co., c/o US Bank NA, Attn: ACM Dept., P.O. Box 1787, Milwaukee, WI 53201-1787 (5.22%).

      Administrative Shares: (1) Bear Stearns Securities Corp FBO 1037440029, 1 Metrotech Center North, Brooklyn, NY 11201-3870 (84.21%);
      (2) Morgan Stanley & Co. Inc., One Pierrepont Plaza, Brooklyn, NY 11201-2776 (9.75%).

      Investor Shares: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (30.00%); (2) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St., New York, NY 10005-2500 (15.76%) (3) Wells Fargo Bank MN NA FBO, Nina Astin Account 33-6405-00, P.O. Box 1533, Minneapolis, MN 55480-1533 (20.94%).

      Participant Shares: (1) Laba & Co, Corporate Trust Escrow Only, c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443 (43.30%);
      (2) Morgan Stanley & Co., Inc., 1 Pierrepont Plaza, Brooklyn, NY 11201 (31.59%); (3) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-1175 (5.38%).

Dreyfus Municipal Cash Management Plus

      Institutional Shares: (1) Zions First National Bank, Capital Markets Group, 1 South Main Street, Ste 1340, Salt Lake City, UT 84111-1904 (12.13%); (2) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (8.69%); (3) Pennsylvania Power & Light Comp Treasury, Attn: Cash Management, 2 N 9th St, fl 3, Allentown, PA 18101-1139 (10.38%); (4) Comerica Bank, Attn: Fixed Income, 201 w Fort St, fl 3, Detroit, MI 48226-3215 (12.39%); (4) The Addis Group, 2300
      Renaissance Blvd., King of Prussia, PA 19406-2772 (6.82%); (5) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N College Street, Fl. 3, Charlotte, NC 28255-0001 (16.72%).

      Administrative Shares: (1) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-2126 (57.01%) (2) Pershing LLC, P.O. Box 2052,
      Jersey City, NJ 07303-2052 (16.43%); (3) Banc of America Securities LLC, Money Market Funds Omnibus, 200 N College Street, Fl. 3, Charlotte, NC 28255-0001 (14.57%); (4) Morgan Stanley & Co. Inc., One Pierrepont Plaza, Brooklyn, NY 11201-2776 (9.59%).

      Investor Shares: (1) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (51.82%); (2) Hare & Co, c/o Bank of New York, Attn: Bimal Saha; One Wall St, Fl 2, New York, NY 10005-2501 (18.49%); (3) ) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (10.46%); (4) Bank
      One Trust Company, Attn: Cash Management Operation, PO Box 711234; Columbus, OH 43271-0001 (6.11%).

      Participant Shares: (1) BNY Clearing Services LLC, 111 E Kilbourn Ave, Ste 300, Milwaukee, WI 53202-6633 (78.85%); (2) Bear Stearns Securities Corp., FBO 026-72422-12, 1 Metrotech Center North, Brooklyn, NY 11201-3870 (15.03%).

Dreyfus Tax Exempt Cash Management

      Institutional Shares: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha; One Wall St, Fl 2, New York, NY 10005-2500 (23.54%); (2) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (10.55%); (3) Wells Fargo Bank MN, Attn: Cash Sweep Department, MAC #N9306-04C, 733 Marquette Ave, Minneapolis, MN 55479-0001 (5.26%); (4) Boston & Co, 10500 291000, P.O. 534005,
      Pittsburgh, PA 15253-4005 (11.30%); (5) Bruce S. Sherman, 8889 Pelican Bay Blvd., Suite 500, Naples, FL 34108-7512 (5.40%).

      Administrative Shares: (1) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (19.36%); (2)
      Robert W. Baird & Co. Inc., A/c 1639-3048, 777 East Wisconsin Avenue, Milwaukee, WI 53202-5300 (40.93%); (3) Brown Harris Stevens, 133 East 80th Street Corp. Inc., 770 Lexington Ave., FL 5, New York, NY 10021-8165 (21.72%); Laba & Co., c/o LA Salle National Bank, P.O. Box 1443, Chicago, IL 60690-1443 (10.90%); (5) Trandes Corp., Attn: Dennis
      O'Brien, 4601 Presidents Dr., Ste. 360, Lanham, MD 20706-4835 (5.01%).

      Investor Shares: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (23.83%); (2) Hare & Co., c/o Bank of New York, Attn: Bimal Saha, One Wall Street, Fl 2, New York, NY 10005-2501 (19.32%); (3) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (17.69%); (4) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (7.48%); (5) Bank One Trust Company, Attn: Cash Management Operation, PO Box 711234, Columbus, OH 43271-0001 (5.98%).

      Participant Shares: (1) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (69.16%);
      (2) Wells Fargo Institutional Services, Attn: Keith Berger, Support Services N9303054, Northeast 5th Fl., 608 Second Ave. S, Minneapolis, MN 55479-0001 (28.82%).

Dreyfus New York Municipal Cash Management

      Institutional Shares: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St Fl 2, New York, NY 10005-2500 (65.59%); (2) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (18.64%).

      Administrative Shares: (1) Pershing LLC, P.O. Box 2052, Jersey City, NJ 07311 (96.04%).

      Investor Shares: (1) Hudson Valley Bank, Attn: Nancy Chinchar Trust Dept, 21 Scarsdale Rd, Yonkers, NY 10707-3204 (69.71%); (2) Lucian Todaro & Mary Todaro JTRWROS 251 E 32nd St Apt 17B, New York, NY 10016-6304 (11.30%); (3) Ronald M. Weiss & Helene A. Weiss JT TEN, 950 Park Ave, New York, NY 10028-0320 (5.03%).

      Participant Shares: (1) Brown Harris Stevens A/AF, 47 E 88th Tenants Corporation, 770 Lexington Ave, New York, NY 10021-8165 (427.98%); (2) Brown Harris Stevens, Attn: Chris Craig, 770 Lexington Ave, New York, NY 10021-8165 (22.05%); (3) Brown Harris Stevens A/AF, 47 E 88th
      Tenants Corp., 770 Lexington Ave, New York, NY 10021-8165 (13.91%); (4) BHS 151-E79, 151 E 79th Street Corp., Attn: Ester Bourne, 770 Lexington Ave. Fl. 5, New York, NY 10021-0417 (13.78%); (5) Brown Harris Stevens, 755 Park Ave. Dr. Riegelhaupt, 770 Lexington Ave., New York, NY 10021-8165 (12.40%); (6) Brown Harris Stevens, 755 Park Ave. Dr.
      Riegelhaupt, 770 Lexington Ave., New York, NY 10021-8165 (8.19%).




                       DREYFUS CASH MANAGEMENT PLUS, INC.

                            PART C. OTHER INFORMATION
                     _________________________

Item 23.   Exhibits - List
_______    ________________


   (a) Articles Supplementary dated November 26, 2001. Registrant's Articles of Incorporation are incorporated by referenced to Exhibit (1) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on January 26, 1994.

   (b) Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment
           No. 21 to the Registration Statement on Form N-1A, filed on May 25, 2000.

   (d) Management Agreement is incorporated by referenced to Exhibit (5) of Post-Effective Amendment No. 10 to the
           Registration Statement on Form N-1A, filed on
           December 1, 1994.

   (e) Distribution Agreement is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on May 29, 2001. Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on May 25, 2000.

   (g)(1) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 11 to the Registration
           Statement on Form N-1A, filed on October 25, 1995.

   (g)(2) Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 25, 1995.

   (h) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment
           No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.

   (i) Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 11 to the Registration
           Statement on Form N-1A, filed on October 25, 1995.

   (j)     Consent of Independent Auditors.

   (m) Rule 12b-1 Service Plan, as amended is incorporated by reference to Exhibit (m) of Post-Effective
           Amendment No. 21 to the Registration Statement on
           Form N-1A, filed on May 25, 2000.

   (o) Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.

(p)   Code of Ethics is incorporated by reference to Exhibit (p)
           of Post-Effective Amendment No.22 to the Registration
           Statement on Form N-1A, filed on May 29, 2001.

Item 23.   Exhibits - List (continued)

           Other Exhibits


           (a) Powers of Attorney of Board Members and Certain Fund Officers are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No.23 to the Registration Statement on Form N-1A, filed on May 29, 2002.

           (b) Certificate of Secretary is incorporated by reference to Exhibit (p) of Post-Effective
                Amendment No.23 to the Registration Statement on
                Form N-1A, filed on May 29, 2002.



Item 24.   Persons Controlled by or under Common Control with
Registrant

           Not Applicable

Item 25. Indemnification

         Reference is made to Article EIGHT of the Registrant's Articles of Incorporation previously filed as Exhibit 1 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on January 26, 1994. The application of these provisions is limited by Article 10 of the Registrant's By-Laws, as amended, filed as Exhibit (b) to this Post-Effective Amendment No. 21; and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:
         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable.

         In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Reference is also made to the Distribution Agreement filed as Exhibit (e) of this Post-Effective Amendment
         No. 22.

Item 26  Business and Other Connections of Investment Adviser

         The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.




Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)   CitizensSelect Funds
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Balanced Fund, Inc.
5)   Dreyfus BASIC Money Market Fund, Inc.
6)   Dreyfus BASIC U.S. Mortgage Securities Fund
7)   Dreyfus BASIC U.S. Government Money Market Fund
8)   Dreyfus Bond Funds, Inc.
9)   Dreyfus California Intermediate Municipal Bond Fund
10)  Dreyfus California Tax Exempt Bond Fund, Inc.
11)  Dreyfus California Tax Exempt Money Market Fund
12)  Dreyfus Cash Management
13)  Dreyfus Connecticut Intermediate Municipal Bond Fund
14)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)  Dreyfus Fixed Income Securities
16)  Dreyfus Florida Intermediate Municipal Bond Fund
17)  Dreyfus Florida Municipal Money Market Fund
18)  Dreyfus Founders Funds, Inc.
19)  The Dreyfus Fund Incorporated
20)  Dreyfus GNMA Fund, Inc.
21)  Dreyfus Government Cash Management Funds
22)  Dreyfus Growth and Income Fund, Inc.
23)  Dreyfus Growth and Value Funds, Inc.
24)  Dreyfus Growth Opportunity Fund, Inc.
25)  Dreyfus Index Funds, Inc.
26)  Dreyfus Institutional Cash Advantage Funds
27)  Dreyfus Institutional Money Market Fund
28)  Dreyfus Institutional Preferred Money Market Funds
29)  Dreyfus Insured Municipal Bond Fund, Inc.
30)  Dreyfus Intermediate Municipal Bond Fund, Inc.
31)  Dreyfus International Funds, Inc.
32)  Dreyfus Investment Grade Bond Funds, Inc.
33)  Dreyfus Investment Portfolios
34)  The Dreyfus/Laurel Funds, Inc.
35)  The Dreyfus/Laurel Funds Trust
36)  The Dreyfus/Laurel Tax-Free Municipal Funds
37)  Dreyfus LifeTime Portfolios, Inc.
38)  Dreyfus Liquid Assets, Inc.
39)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)  Dreyfus Massachusetts Municipal Money Market Fund
41)  Dreyfus Massachusetts Tax Exempt Bond Fund
42)  Dreyfus Midcap Index Fund, Inc.
43)  Dreyfus Money Market Instruments, Inc.
44)  Dreyfus Municipal Bond Fund, Inc.
45)  Dreyfus Municipal Cash Management Plus
46)  Dreyfus Municipal Funds, Inc.
47)  Dreyfus Municipal Money Market Fund, Inc.
48)  Dreyfus New Jersey Intermediate Municipal Bond Fund
49)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)  Dreyfus New York Municipal Cash Management
51)  Dreyfus New York Tax Exempt Bond Fund, Inc.
52)  Dreyfus New York Tax Exempt Intermediate Bond Fund
53)  Dreyfus New York Tax Exempt Money Market Fund
54)  Dreyfus U.S. Treasury Intermediate Term Fund
55)  Dreyfus U.S. Treasury Long Term Fund
56)  Dreyfus 100% U.S. Treasury Money Market Fund
57)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
58)  Dreyfus Pennsylvania Municipal Money Market Fund
59)  Dreyfus Premier California Municipal Bond Fund
60)  Dreyfus Premier Equity Funds, Inc.
61)  Dreyfus Premier Fixed Income Funds
62)  Dreyfus Premier International Funds, Inc.
63)  Dreyfus Premier GNMA Fund
64)  Dreyfus Premier Municipal Bond Fund
65)  Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66)  Dreyfus Premier New Leaders Fund, Inc.
67)  Dreyfus Premier New York Municipal Bond Fund
68)  Dreyfus Premier Opportunity Funds
69)  Dreyfus Premier State Municipal Bond Fund
70)  Dreyfus Premier Stock Funds
71)  The Dreyfus Premier Third Century Fund, Inc.
72)  Dreyfus Premier Value Equity Funds
73)  Dreyfus Premier Worldwide Growth Fund, Inc.
74)  Dreyfus Short-Intermediate Government Fund
75)  Dreyfus Short-Intermediate Municipal Bond Fund
76)  The Dreyfus Socially Responsible Growth Fund, Inc.
77)  Dreyfus Stock Index Fund, Inc.
78)  Dreyfus Tax Exempt Cash Management
79)  Dreyfus Treasury Cash Management
80)  Dreyfus Treasury Prime Cash Management
81)  Dreyfus Variable Investment Fund
82) Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)  General California Municipal Bond Fund, Inc.
84)  General California Municipal Money Market Fund
85)  General Government Securities Money Market Funds, Inc.
86)  General Money Market Fund, Inc.
87)  General Municipal Bond Fund, Inc.
88)  General Municipal Money Market Funds, Inc.
89)  General New York Municipal Bond Fund, Inc.
90)  General New York Municipal Money Market Fund
91)  Mellon Funds Trust



(b)

                                                                                                 None Positions
Name and principal                                                                               and offices with
business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      Executive Vice
                                                                                                 President
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Executive Vice President and Director                      None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President                                             Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Mary Merkle *                         Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President - Compliance                                None
Anthony Nunez *                       Vice President - Finance                                   None
Gary Pierce *                         Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim *                         Assistant Secretary                                        None


*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.








Item 28.       Location of Accounts and Records
-------        --------------------------------


               1.     The Bank of New York
                      100 Church Street
                      New York, New York 10286

               2.     Dreyfus Transfer, Inc.
                      200 Park Avenue
                      New York, NY 10166


               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None



                            SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of May, 2003.


                     DREYFUS CASH MANAGEMENT PLUS, INC.

                       BY:/s/Stephen E. Canter*
                     -----------------------------------
                     Stephen E. Canter, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                          Title                       Date
__________________________          _________________________           _______


/s/Stephen E. Canter*               President (Principal Executive      5/29/03
--------------------------          Officer)
Stephen E. Canter

/s/James Windels*                   Treasurer                           5/29/03
--------------------------          (Principal Financial
Officer)
James Windels

/s/Joseph S. DiMartino*             Director                            5/29/03
--------------------------
Joseph S. DiMartino

/s/David W. Burke*                  Director                            5/29/03
--------------------------
David W. Burke

/s/Isabel P. Dunst*                 Director                            5/29/03
--------------------------
Isabel P. Dunst

/s/Lyle E. Gramley*                 Director                            5/29/03
--------------------------
Lyle E. Gramley

/s/Warren B. Rudman*                Director                            5/29/03
--------------------------
Warren B. Rudman


*BY:  /s/John B. Hammalian*
      ------------------------------
      John B. Hammalian,
      Attorney-in-Fact




                                  EXHIBIT INDEX


Item No. 23               Document


  (j)                Consent of Independent Auditors